As filed with the Securities and Exchange Commission on July 12, 2004


Securities Act File No. 33-46973
Investment Company Act File No. 811-6625

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 F O R M  N-1A


           Registration Statement Under the Securities Act of 1933    [X]
                       Pre-Effective Amendment No. __                 [ ]
                       Post-Effective Amendment No. 48                [X]
                                       and
Registration Statement Under the Investment Company Act of 1940
                                          Amendment No. 50            [X]


                       THE PAYDEN & RYGEL INVESTMENT GROUP
                        (formerly P & R Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                    (Address of Principal Executive Offices)
                                 (213) 625-1900
              (Registrant's Telephone Number, Including Area Code)

                                 JOAN A. PAYDEN
                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                                 (213) 625-1900
                     (Name and Address of Agent for Service)


                          Copy to: Michael Glazer, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                515 S. Flower St., Los Angeles, California 90071


                  Approximate Date of Proposed Public Offering:
                As soon as practicable following effective date.

             It is proposed that this filing will become effective:


        [ ]    Immediately upon filing pursuant to paragraph (b)


        [ ]    On (date) pursuant to paragraph (b)

        [ ]    60 days after filing pursuant to paragraph (a)(1)

        [ ]    On (date) pursuant to paragraph (a)(1)


        [X]    75 days after filing pursuant to paragraph (a)(2)


        [ ]    On (date) pursuant to paragraph (a)(2), of Rule 485.

        [ ] This post-effective amendment designates a new effective Date for a previously filed post-effective amendment.

      Title of Securities being registered: Shares of Beneficial Interest

                               [PAYDENFUNDS LOGO]


                ________ __, 2004


                Plus Fund



The Payden & Rygel Investment Group (the "Group") has registered the shares of the Fund with the U.S. Securities and Exchange Commission ("SEC"). That registration does not imply that the SEC approves or disapproves the securities described in, or has passed on the adequacy of, this prospectus. Any representation to the contrary is a criminal offense.

[PAYDEN LOGO]

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TABLE OF CONTENTS


                                                     PLUS FUND .........................................  1

                                                     Additional Investment Strategies and Related
                                                       Risks............................................  4
                                                     Management of the Fund.............................  7
                                                     Net Asset Value....................................  7
                                                     Dividends, Distributions and Taxes.................  8
                                                     Shareholder Services...............................  9
                                                     How to Redeem Shares............................... 10
                                                     How to Purchase Shares............................. 11
                                                     Appendix A: Description of Ratings................. 13
                                                     Appendix B: Privacy Notice......................... 18

Prospectus                                                                     1

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PLUS FUND


--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

The Fund seeks to maximize total return, consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:


- Under normal market conditions, the Fund invests in a wide variety of securities from the various sectors of the fixed income securities markets. Such sectors include among others the emerging markets sector, high yield sector, international sector, and U.S. Treasury sector, with the goal of generating returns greater than those of its benchmark, the Lehman Aggregate Index.

- The Fund invests in securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions. The Fund buys into and sells out of the various sectors of the fixed income securities markets in proportion to the investment opportunities that the Adviser believes these sectors offer the Fund. As a consequence, at any given time the Fund may be invested almost exclusively in one sector of the fixed income securities markets, or it may be invested on a balanced basis across various sectors of the fixed income securities markets.



- The securities in which the Fund invests include: (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans, structured notes and commercial paper issued by U.S. and foreign companies; and (3) U.S. and foreign mortgage-backed and asset-backed securities.



- The Fund may invest in debt securities of issuers whose securities are rated investment grade or below investment grade, and at any point in time, depending on the investment opportunities available to the Fund, may be invested almost exclusively in investment grade securities or in below investment grade securities, or in securities with a mix of ratings. Detailed information regarding credit ratings is found in Appendix A.



- Although the Fund invests in fixed income securities of any maturity, the average duration of the Fund is expected to range between 3 years and 6 years.





- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers than a "diversified" fund.

PRINCIPAL INVESTMENT RISKS

- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the fund, therefore, you could lose money.


- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Although the Fund invests almost exclusively in debt securities payable in U.S. dollars, fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.



- Below investment grade debt securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.



- Because the Fund may at any given time be heavily invested in one segment of the securities market or another, a decision to sell out of that segment and into another segment of the securities market may result in a portfolio turnover rate that is higher than might be expected in a fixed income fund. Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any given year will result in payment by the Fund of above-average transaction costs and could result in payment by the shareholders of above-average amounts of taxes on realized investment gains.



- The Fund is "non-diversified." As a result, events that affect a few - or even one - of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE


The Fund began operations on ________ __, 2004.

--------------------------------------------------------------------------------

2                                                                    Paydenfunds

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.


SHAREHOLDER FEES
    (fees paid directly from your investment)                             0.00%
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                        0.35%
    Other Expenses                                                        0.30%
                                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES*                                     0.65%
 Fee Waiver or Expense Reimbursement**                                    0.10%
NET ANNUAL FUND OPERATING EXPENSES                                        0.55%



 *The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.65%



**The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (exclusive of interest and taxes) to 0.55%. This agreement has a one-year term, renewable at the end of each fiscal year.


Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of

Prospectus                                                                     3

--------------------------------------------------------------------------------



REAL RETURN FUND (Continued)

investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes
(a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3 year period. The example is for comparison only. Your actual expenses and returns will be different.


1 Year  3 Years
------  -------
 $56     $199


------------------------------------------------------------

--------------------------------------------------------------------------------

4                                                                    Paydenfunds



ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS

MORTGAGE-BACKED SECURITIES. The Fund may invest in obligations issued to provide financing for U.S. residential housing and commercial mortgages. The Fund may also invest in foreign mortgage-related securities. Payments made on the underlying mortgages and passed through to the Fund represent both regularly scheduled principal and interest payments, as well as prepayments of principal. Mortgage-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require the Fund to reinvest the proceeds at a lower interest rate. Although generally rated investment grade, the securities could become illiquid or experience losses if guarantors or insurers default.

ASSET-BACKED RECEIVABLES. The Fund may invest in U.S. and foreign asset-backed receivables, which represent undivided fractional interests in a trust with assets consisting of a pool of loans such as motor vehicle retail installment sales contracts or credit card receivables. Payments are typically made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require the Fund to reinvest the proceeds at a lower interest rate. Although generally rated investment grade, the securities could become illiquid or experience losses if guarantors or insurers default.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk and risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

REGISTERED INVESTMENT COMPANIES. The Fund may invest in exchange-traded funds ("ETFs") and other broad market derivative instruments. However, under the Investment Company Act of 1940, as amended, The Payden & Rygel Investment Group and its affiliated persons (i.e., the Fund) may not hold in the aggregate more than 3% of the outstanding ETFs.

ETFs are shares of a portfolio designed to track closely the performance of any one or an array of market indexes. Examples include the S&P 500 Index, the Goldman Sachs corporate bond market index, and the MSCI Europe Index. ETFs trade on the American Stock Exchange, the Chicago Board Options Exchange and the New York Stock Exchange in the same way shares of publicly held companies trade on such exchanges. They may be traded any time during normal trading hours, using all of the portfolio management approaches associated with stocks, e.g., market orders, limit orders, or stop orders. They are also subject to the risks of trading halts due to market conditions or other reasons. In addition, investment in such an ETF by the Fund will involve duplication of expenses, as it will require payment by the Fund of its pro rata share of advisory and administrative fees charged by the ETF.


BELOW INVESTMENT GRADE DEBT OBLIGATIONS. The Fund may invest in below investment grade debt obligations. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least
BBB), or are securities determined by the Adviser to be of comparable quality. Lower quality debt securities are more speculative, less liquid and involve a greater risk of default or price change due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. Further information regarding investment ratings is in Appendix A.


FOREIGN INVESTMENTS. The Fund may invest in securities of foreign issuers. Investing in securities of foreign issuers involves certain risks and considerations not typically associated with investing in U.S. securities. These may include less publicly available information and less governmental regulation and

Prospectus                                                                     5

--------------------------------------------------------------------------------


supervision of foreign stock exchanges, brokers and issuers. Foreign issuers are not usually subject to the same accounting, auditing and financial reporting standards, practices and requirements as U.S. issuers. Foreign issuers are subject to the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulation, political instability and restrictions in the flow of international capital. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, settling transactions in foreign securities may take longer than domestic securities. Obtaining and enforcing judgments against foreign entities may be more difficult.

    Changes in foreign exchange rates may adversely affect the value of the Fund's securities. Fluctuations in foreign currency exchange rates will also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and any net investment income and gains distributed to shareholders. Some foreign fixed income markets offering attractive returns may be denominated in currencies which are relatively weak or potentially volatile compared to the U.S. dollar.

FOREIGN CURRENCY TRANSACTIONS. The Fund normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies, or on a forward basis (contracts to purchase or sell a specified currency at a specified future date and price). The Fund generally will not enter into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect the Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and the Fund's total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the Group's Custodian of cash, U.S. Government securities or other debt obligations and are marked-to-market daily.


EMERGING MARKETS. The Fund may invest in securities of issuers organized or headquartered in emerging market countries. Foreign investment risks are generally greater for securities of such based companies. These countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities, making trades difficult. Brokerage commissions, custodial services and other similar investment costs are generally more expensive than in the United States. In addition, securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.



DELAYED DELIVERY TRANSACTIONS. These transactions involve the Fund's commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account cash U.S. Government securities or high grade debt obligations in an amount sufficient to meet the purchase price. When purchasing a security on the delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value, but does not accrue income on the security until delivery. When the Fund sells a security on a delayed delivery basis, it does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. As a matter of operating policy, the Fund will not invest more than 50% of its total assets in when-issued and delayed delivery transactions.




OPTIONS AND FUTURES CONTRACTS. The Fund may trade in futures and put and call options. Such options and futures contracts are derivative instruments which may be traded on U.S. or foreign exchanges or with broker/dealers which maintain markets for such investments. Each Fund may also employ combinations of put and call options, including without limitation straddles, spreads, collars, and strangles. The Fund generally uses these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitively the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, stock and currency markets. The Fund may also enter into options and futures transactions to enhance potential gain in circumstances where hedging is not involved.

    Securities options, futures contracts and options on futures contracts involve a variety of risks, including the inability to close out a position because of the lack of a liquid market and, in the case of futures transactions, lack of correlation between price movements in the hedging vehicle and the portfolio assets being hedged. Options and futures can be highly volatile and could reduce the Fund's total return, and the Fund's attempt to use those instruments for hedging may not succeed. As a matter of operating policy, the aggregate market value of the Fund's portfolio securities and foreign currencies covering put options on securities and currencies written by the Fund will not exceed 50% of its net assets.

--------------------------------------------------------------------------------

6                                                                    Paydenfunds


    The following chart summarizes the types of futures and options transactions in which the Fund may engage:

TYPES OF FUTURES/OPTIONS CONTRACTS

                                            Other
                        Interest   Stock   Security
                          Rate     Index   Indices    Currency   Securities
                        --------   -----   --------   --------   ----------
                         Yes       Yes      Yes        Yes         Yes

SWAPS. The Fund may enter into interest rate, index, credit or currency swap transactions and purchase and sell caps and floors. For example, an interest rate swap is a derivative instrument which involves an agreement between the Fund and another party to exchange payments calculated as if they were interest on a fictitious ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). In the case of a credit swap, the Fund, as seller of credit event (e.g., grace period extension or obligation acceleration) protection, receives a premium on an agreed upon notional amount in exchange for taking on the credit event risk of a specified issuer. In the event of a credit event, the seller of default protection pays the counterparty the agreed upon notional amount, at par, and takes delivery of bonds of the referenced issuer with face value equal to the notional amount. A cap or floor is a derivative instrument which entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate or reference index exceeds or falls below a predetermined level.

    In the case of an interest rate, index or currency swap, the Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued amount owed is maintained in a segregated account by the Group's Custodian. Interest rate, index and currency swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. On the other hand, in a credit swap transaction in which there is a credit event with respect to the bonds in question, the seller of credit event protection takes delivery of the bonds of the referenced issuer, and the loss with respect to such a transaction is the difference between the par value of the bonds delivered and the market price of the bonds at the time of delivery.

    The use of swaps, caps and floors is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser's forecast of market values, interest rates, indices, currency rates of exchange and other applicable factors is incorrect, the investment performance of the Fund will diminish compared with the performance that could have been achieved if these investment techniques were not used. Moreover, where the investment techniques are used for hedging purposes, even if the Adviser's forecasts are correct, the Fund's swap position may correlate imperfectly with an asset or liability being hedged. In addition, if the other party to the transaction defaults, the Fund might incur a loss.

TEMPORARY DEFENSIVE MEASURES. During times when the Adviser believes that a temporary defensive posture is warranted, the Fund may hold part or all of its assets in cash, U.S. Government and Government agency securities, money market obligations, short-term corporate debt securities and money market funds. This may help the Fund minimize or avoid losses during adverse market, economic or political conditions. However, during such a period, the Fund may not achieve its investment objective.

PORTFOLIO TURNOVER. The Fund's annual turnover rate indicates changes in its portfolio investments. The Adviser will sell a security when appropriate and consistent with the Fund's investment objectives and policies, regardless of the effect on the Fund's portfolio turnover rate. Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. The Fund cannot accurately predict its future annual portfolio turnover rate. It can vary substantially from year to year since portfolio adjustments are made when conditions

Prospectus                                                                     7

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affecting relevant markets, particular industries or individual issues warrant such action. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

MANAGEMENT OF THE FUND

------------------------------------------------------------

INVESTMENT ADVISER

    Payden & Rygel, located at 333 South Grand Avenue, Los Angeles, California 90071, serves as investment adviser to the Fund. The Adviser is an investment counseling firm founded in 1983, and currently has over $50 billion of assets under management.

    A team of Adviser personnel is responsible for the day-to-day management of the Fund within the broad investment parameters established by the Adviser's Investment Policy Committee. The Investment Policy Committee, comprised of Brian Matthews, Christopher Orndorff, Joan Payden, James Sarni, Mary Beth Syal, Scott Weiner and Laura Zimmerman, supervises this team.

    Brian Matthews is a Managing Principal who joined the Adviser in 1986 and has 19 years of experience in the investment management business. Christopher Orndorff is a Managing Principal of the Adviser; he joined Payden & Rygel in 1990 and has 18 years of experience in the investment management business. Joan Payden is President and founder of the Adviser and has over 30 years experience in the investment business. Jim Sarni is a Managing Principal who joined the Adviser in 1990 and has 18 years of experience in the investment management business. Mary Beth Syal is a Managing Principal of the Adviser; she joined Payden & Rygel in 1991 and has 18 years of experience in the investment management business. Scott Weiner is a Managing Principal of the Adviser who joined Payden & Rygel in 1993 and has 17 years of experience in the investment management business. Laura Zimmerman is a Managing Principal of the Adviser; she joined Payden & Rygel in 1991 and has 15 years of experience in the investment management business. Together, they are responsible for defining the broad investment parameters of the Fund, including the types of strategies to be employed and the range of securities acceptable for investment. The team of Adviser personnel is then responsible for the day-to-day management of the Fund within those parameters.

    The Adviser has, where indicated under the "Fees and Expenses" section of the Fund presentation above, agreed to guarantee that, for so long as it acts as investment adviser to the Fund, the Total Annual Fund Operating Expenses (exclusive of interest and taxes) of the Fund will not exceed the percentage indicated of the Fund's average daily net assets on an annualized basis. In addition, the Adviser has voluntarily agreed to temporarily limit the Fund's Net Annual Fund Operating Expenses (exclusive of interest and taxes) of the Fund to the percentage indicated of the Fund's daily net assets on an annualized basis. This agreement has a one-year term, renewable at the end of each fiscal year.

    The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement) discussed above.


NET ASSET VALUE

------------------------------------------------------------

    The net asset value per share of the Fund is determined each day the New York Stock Exchange is open for trading as of the close of regular trading (normally 4:00 p.m. Eastern Time) by dividing the difference between the value of assets and liabilities of the Fund by the number of shares outstanding.
    Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as

--------------------------------------------------------------------------------

8                                                                    Paydenfunds





institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities which may have a bid-ask spread greater than ten basis points may be valued using other fixed income securities with a comparable level of risk, and for which prices are more readily obtainable. Debt securities with original maturities of 60 days or less are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the official closing price or last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in open-end management investment companies registered under the 1940 Act are valued at their net asset values as reported by such companies and the prospectus for such companies explains the circumstances under which those companies will use fair value pricing and the effects of fair value pricing. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.
     Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the official closing price or last sale price or, if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Foreign equity securities are valued at the official closing price or the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price. All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer's industry.


DIVIDENDS, DISTRIBUTIONS AND TAXES

------------------------------------------------------------

    The Fund declares and distributes dividends to shareholders monthly.
    The Fund distributes any net realized capital gains from the sale of portfolio securities at least once yearly. The Fund pays dividend and capital gain distributions in the form of additional shares of the Fund at the net asset value on the ex-dividend date, unless you elect to receive them in cash by completing a request form.
    Dividends and distributions paid by the Fund from long-term capital gains, are taxable to you. Any short-term capital gains or taxable interest income, therefore, will be taxable to you as ordinary income. The Fund may incur foreign income taxes in connection with some of its foreign investments, and may credit certain of these taxes to you. Your exchange or sale of the Fund's shares is a taxable event and may result in a capital gain or loss.
    Before purchasing shares of the Fund, you should carefully consider the impact of the dividends or capital gains distributions which the Fund expects to announce, or has announced. If you purchase shares shortly before the record date for a dividend or distribution, you will receive some portion of your purchase price back as a taxable dividend or distribution.
    Distributions may be subject to additional state and local taxes, depending on your particular situation. Consult your tax adviser with respect to the tax consequences to you of an investment in the Fund.

Prospectus                                                                     9

--------------------------------------------------------------------------------



SHAREHOLDER SERVICES

------------------------------------------------------------


TAX-SHELTERED RETIREMENT PLANS
    The Fund accepts purchases of shares by tax-sheltered retirement plans such as IRAs, rollover IRAs, Keogh or corporate profit sharing plans, Simplified Employee Pension plans, 403(b) and 401(k) plans, provided any such plan meets the minimum initial investment requirement of $100,000. Please call a Fund Representative to receive a retirement package, which includes a special application for tax-sheltered accounts. The Fund does not provide fiduciary administration or custody for such plans. The Group currently pays the fiduciary administration fees charged by State Street Bank & Trust Company associated with such plans.


EXCHANGE PRIVILEGE
    Shares of the Fund may be exchanged for shares of any other Fund of the Group. The minimum amount for any exchange is $1,000. Because an exchange is considered a redemption and purchase of shares, you may realize a gain or loss for federal income tax purposes.
    In general, the Fund must receive written exchange instructions signed by all account owners. If you complete the telephone privilege authorization portion of the Account Registration Form, you may make exchanges by calling the Fund's distributor at (800) 5PAYDEN (800-572-9336). You may also make exchanges via the internet at www.paydenfunds.com using the Account Access function (user registration required). Finally, you may participate in the Automatic Exchange Program to automatically redeem a fixed amount from the Fund for investment in another Fund of the Group on a regular basis. The Fund may modify or discontinue this exchange privilege at any time on 60 days notice. The Fund also reserves the right to limit the number of exchanges you may make in any year to avoids excessive Fund expenses.

TELEPHONE PRIVILEGE

    You may exchange or redeem shares by telephone at (800) PAYDEN (800-572-9936), if you have elected this option on your Account Registration Form. If you call before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the exchange or redemption will be at the net asset value determined that day; if you call after the close of regular trading on the New York Stock Exchange, the exchange or redemption will be at the net asset value determined on the next business day. During periods of drastic economic or market changes, it may be hard to reach the Fund by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus. By electing the telephone privilege, you may be giving up some security. However, the Fund employs procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine. Moreover, the Fund reserves the right to refuse a telephone exchange or redemption request if it believes that the person making the request is not properly authorized. Neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be a shareholder.

AUTOMATED INVESTMENT PROGRAMS


    You may use two programs which permit automated investments in the Fund.


    ELECTRONIC INVESTMENT PLAN. You may elect to make additional investments in the Fund using the Automated Clearing House System ("ACH"), which transfers money directly from your bank account to the Fund for investment. You may not make an initial investment in the Fund through ACH.


    You have two investment options. First, you may elect to make investments on a set schedule either monthly or quarterly. Under this option, your financial institution will deduct an amount you authorize, which will normally be credited to the Fund on your choice of either the 1st, 15th or last day of the month (or the next business day if the day you chose falls on a holiday or weekend day). Your financial institution will typically debit your bank account the prior business day. The minimum initial investment in the fund, which may be made by check or wire, is $100,000, with additional investments by ACH of at least $250.



    Under the second option, you may also elect to authorize ACH transfers via telephone request, or via the Internet at www.paydenfunds.com using the Account Access function (user registration required). Money will be withdrawn from your account only when you authorize it. Under this option, the minimum initial investment in the fund is $100,000, with additional investments by ACH of at least $1,000. If the Fund receives your telephone request or Internet request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the investment will be based on the net asset value determined that day. For telephone requests or Internet requests received after the close of regular trading on the New York Stock Exchange, the investment will be based on the net asset value determined on the next business day.


    Please note the following guidelines:

    - Your financial institution must be a member of the Automated Clearing House System.

    - You must complete and return an Automated Investment Program form along with a voided check or deposit slip, and it must be received by the Fund at least 15 days before the initial transaction.

    - You must establish an account with the Group before the Electronic Investment Plan goes into effect.

    - The Electronic Investment Plan will automatically terminate if all your shares are redeemed, or if your financial institution rejects the transfer for any reason, e.g., insufficient funds.

    - You can terminate your participation only in writing, and it will become effective the month following receipt.


    AUTOMATIC EXCHANGE PLAN. You may participate in the Automatic Exchange Plan to automatically redeem a fixed amount from one Fund for investment in another Fund of the Group on a regular basis. You can elect this option by completing an Automated Investment Programs form to determine the periodic schedule (monthly or quarterly) and exchange amount (minimum amount of $1,000) and to identify the Funds. In the care of the Plus Fund, of course, the minimum initial investment is $100,000. The automatic transfer is effected on your choice of either the 1st, 15th or last day of the month (or the next business day if the day you chose falls on a holiday or weekend day).

--------------------------------------------------------------------------------

10                                                                   Paydenfunds



HOUSEHOLD DELIVERY OF PROSPECTUS AND REPORTS
    To reduce expenses, we may mail only one copy of the Fund's prospectus and of each annual and semi-annual report to the address shared by two or more accounts. If you wish to receive individual copies of these documents, please call Paydenfunds at (800) 5-PAYDEN (800-572-9336), or write to Paydenfunds, 333 South Grand Avenue, Los Angeles, CA 90071. We will begin sending you individual copies thirty (30) days after receiving your request.


PRIVACY NOTICE
    The Fund respects the right of privacy of each of its shareholders. The
Fund also believes that each shareholder expects the Fund to conduct and process shareholder business in an accurate and efficient manner, and at all times in compliance with applicable legal and regulatory requirements concerning the privacy of shareholder information. Please see Appendix B for the Fund's Privacy Notice to its shareholders.


SHAREHOLDER INQUIRIES
    For information, call Paydenfunds at (800) 5PAYDEN (800-572-9336), visit our Web site at www.paydenfunds.com, or write to Paydenfunds, P.O. Box 1611, Milwaukee, WI 53201-1611.

HOW TO REDEEM SHARES

------------------------------------------------------------

    The Fund will redeem your shares based on the net asset value next determined following receipt of your request in proper form. You can redeem shares by contacting the Fund in writing, by telephone, or via the internet. Redemption requests by telephone or via the internet may not exceed $50,000. The Fund does not charge for redemptions. Fund shares you redeem may be worth more or less than your purchase price, depending on the market value of the investment securities held by the Fund at the time of redemption.

    Send your redemption requests (a) in writing or by telegraph or other wire communications to Paydenfunds, P.O. Box 1611, Milwaukee, WI 53201-1611, or if you have selected these options on your Account Registration Form (b) by telephone at (800) 5PAYDEN (800-572-9336), or (c) via the internet at www.paydenfunds.com using the Account Access function (user registration required). Redemption requests for fiduciary accounts (e.g., IRAs) must be in writing only. The Fund will delay payment for redemption of recently purchased shares until the purchase check has been honored, which may take up to 15 days after receipt of the check. If you want the Fund to pay the proceeds of a redemption request to a person other than the record owner of the shares, or to send the proceeds to an address other than the address of record, your redemption request must be in writing and your signature on the written request must be "Medallion Stamp" guaranteed by a commercial bank, a trust company or

Prospectus                                                                    11

--------------------------------------------------------------------------------

another eligible guarantor institution. The Fund may reject a signature guarantee if it believes it is not genuine or if it believes the transaction is improper. The redemption price will ordinarily be wired to your bank or mailed to your address of record one business day after we receive the request. The Fund may charge a $10.00 fee for any wire transfer, and payment by mail may take up to seven to ten days. During periods of drastic economic or market changes, it may be hard to reach the Fund by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus.

    One or more brokers have been authorized to accept redemption orders on behalf of the Fund, and such brokers are authorized to designate intermediaries to accept redemption orders on behalf of the Fund. The Fund will be deemed to have received a redemption order when an authorized broker or broker-authorized designee accepts the order. A Customer's redemption order will be priced at the Fund's net asset value next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a fee for handling the redemption order.

    The Fund may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed or during certain other periods as permitted under the federal securities laws.


MARKET TIMING ACTIVITIES

Short term trading has the potential to disrupt the long term focus of the Fund's investment program and increases the Fund's operating expenses that are borne by its long term shareholders. Thus, separate and apart from any redemption fee that may be applicable, the Fund will refuse any purchase or exchange request for Fund shares if management determines in its discretion that such request is part of a pattern of excessive trading that could adversely affect the Fund. Further, the Fund may, after prior warning and notification, close an account to all future purchases and exchanges due to excessive trading.


HOW TO PURCHASE SHARES

------------------------------------------------------------

    You may purchase shares of the Fund based on the net asset value without a sales charge. You may open an account by completing an application and mailing it to the appropriate address below under "Initial Investment." You cannot purchase shares until the Group has received a properly completed application in which all required information has been provided. The Fund's transfer agent is required by law to obtain certain personal information from you (or a person authorized to act on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Fund, the distributor and the transfer agent each reserves the right to decline to open your account, to close any existing account you may have, or to take such other action as they deem reasonable or required by law. Finally, the Fund does not accept cash, money orders, third party checks, traveler's checks, credit card checks, checks drawn on banks outside the U.S., or other checks deemed to be high risk.

    To open a tax-sheltered retirement plan (such as an IRA), you must complete special application forms. Please be sure to ask for an IRA information kit.

INITIAL INVESTMENT

BY CHECK
1.  Complete an application
2. Make the check payable to the Paydenfunds, and mail it along with the application to:
       Paydenfunds
       P.O. Box 1611
       Milwaukee, WI 53201-1611

BY FEDERAL FUNDS WIRE
1.  Complete an application and mail it to:
       Paydenfunds
       P.O. Box 1611
       Milwaukee, WI 53201-1611


2. Wire funds to the Fund's custodian as follows when the application has been processed:

       Mellon Trust of New England, N.A.
       ABA 011001234
       A/C #115762 Mutual Funds #6630
       Credit to Paydenfunds -- (insert name of specific Fund here) For Account of (insert your account name here)


3. Please call the Group, at (800) 5PAYDEN (800-572-9336), to advise of any purchases by wire.

     Your purchase will be based on the net asset value per share next determined after the Distributor receives your order in proper form. It will accept purchase orders only on days on which the Fund and the Custodian are open for business.

    The Fund and the custodian are "open for business" on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the custodian is closed on Columbus Day and Veteran's Day, and funds received for purchase on those days are processed on the following business day.

MINIMUM INVESTMENTS

     The minimum initial and additional investments for each type of account are as follows:


                          INITIAL     ADDITIONAL
     ACCOUNT TYPE        INVESTMENT   INVESTMENT
     ------------        ----------   ----------
Regular                    $100,000     $1,000
Tax-Sheltered              $100,000     $1,000
Electronic Investment
  Plan:
  Set schedule             $100,000     $  250
  No set schedule          $100,000     $1,000



     Should your investment in the Fund fall below $100,000, any subsequent investment in the Fund must be in an amount sufficient to meet the $100,000 minimum investment requirement.

--------------------------------------------------------------------------------

12                                                                   Paydenfunds



ADDITIONAL INVESTMENTS
     You may make additional investments at any time by check, by ACH (by telephone or via the internet at www.paydenfunds.com using the Account Access function under Mutual Funds (user registration required)), or by calling the distributor and wiring federal funds to the custodian as described above.

PURCHASES THROUGH BROKERS

     The Fund has authorized one or more brokers to accept purchase orders on behalf of the Fund, and such brokers are authorized to designate intermediaries to accept purchase orders on behalf of the Fund. The Fund will be deemed to have received a purchase order when an authorized broker or broker-authorized designee accepts the order. A Customer's purchase order will be priced at the Fund's net asset value next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a transaction-based or other fee for handling the purchase or sale of shares and additional conditions may apply.


OTHER PURCHASE INFORMATION
     The Fund issues full and fractional shares, but does not issue certificates. The Fund may not be available in all jurisdictions. The Fund reserves the right, in its sole discretion, to suspend the offering of its shares; to reject purchase orders when, in the judgment of its management, such suspension or rejection is in the best interest of the Fund; and to redeem shares if information provided in the client Application proves to be incorrect in any material manner.

Prospectus                                                                    13

--------------------------------------------------------------------------------


APPENDIX A: DESCRIPTION OF RATINGS

--------------------------------------------------------------------------------

The following summarizes the descriptions for some of the general ratings referred to in the Prospectus and Statement of Additional Information. Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value. The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions. A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

CREDIT RATINGS -- GENERAL SECURITIES
The following summarizes the descriptions for some of the general ratings referred to in the Prospectus and Statement of Additional Information. The descriptions for the ratings for municipal securities and commercial paper follow this section. Ratings represent only the opinions of these rating organizations about the quality of the securities which they rate. They are general and are not absolute standards of quality.

MOODY'S INVESTORS SERVICE, INC.
The purpose of Moody's ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

BONDS
    Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa: Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

    B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

    C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Rating Refinements: Moody's may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION
A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations: (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors' rights.

--------------------------------------------------------------------------------

14                                                                   Paydenfunds


BONDS
    AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.
    AA: Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.
    A: Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.
    BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).
    BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).
    B: Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
    CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
    CC: An obligation rated CC is currently highly vulnerable to nonpayment.
    C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
    D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
    The Standard & Poor's ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
    r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS
    Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

BONDS
    AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
    AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".
    A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Prospectus                                                                    15

--------------------------------------------------------------------------------



    BBB: Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.
    BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.
    B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
    CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
    CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
    C: Bonds are in imminent default in payment of interest or principal.
    DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

CREDIT RATINGS -- COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE, INC.
The purpose of Moody's ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

COMMERCIAL PAPER
    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
    Prime-1: Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
(a) leading market positions in well established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.
    Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
    Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

--------------------------------------------------------------------------------

16                                                                   Paydenfunds


STANDARD & POOR'S CORPORATION
A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations: (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors' rights.

COMMERCIAL PAPER
    A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
    A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS
Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current

Prospectus                                                                    17
--------------------------------------------------------------------------------


and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

COMMERCIAL PAPER
    F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment. Those issues regarded as having the strongest degree of assurance of repayment are denoted with a plus (+) sign designation.

--------------------------------------------------------------------------------
18                                                                   Paydenfunds


APPENDIX B: PRIVACY NOTICE


--------------------------------------------------------------------------------


    The Paydenfunds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner and in compliance with applicable legal and regulatory requirements.

COLLECTION OF INFORMATION
    To meet those expectations, we must collect and maintain certain personal information about you. We may collect or capture nonpublic information about you from the following sources:
    - The Paydenfunds application, or other forms;
    - Oral conversations or written correspondence between you and our representatives;
    - Your transactions with us; and
    - Electronic sources, such as our Web site, or E-Mails.

INTERNAL ACCESS TO INFORMATION AND SAFEGUARDS
    We limit access to your personal and account information to those employees who need to know that information so that we can provide products and services to you. We also maintain physical, electronic and procedural safeguards to protect your nonpublic personal and account information.

DISCLOSURE OF INFORMATION
    WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL AND ACCOUNT INFORMATION ABOUT OUR CUSTOMERS, OR FORMER CUSTOMERS, TO ANYONE, EXCEPT AS PERMITTED BY LAW.
    In this regard, we may disclose such information to our affiliates, including the Funds' investment adviser, Payden & Rygel; administrator, Treasury Plus, Inc.; and distributor, Payden & Rygel Distributors. We also may disclose such information to unaffiliated third parties who are service providers to you or to the Funds, such as broker-dealers, transfer agents, custodians, or our mail processing firm. In each case, such disclosure is permitted by law, and the recipients are permitted to use it only as needed for us to provide agreed services to you. Finally, we may also disclose information to appropriate government agencies, and to others, as required by law or to prevent fraud.

                               INVESTMENT ADVISER
                                 Payden & Rygel
                             333 South Grand Avenue
                         Los Angeles, California 90071
                                 ADMINISTRATOR
                              Treasury Plus, Inc.
                             333 South Grand Avenue
                         Los Angeles, California 90071
                                  DISTRIBUTOR
                          Payden & Rygel Distributors
                             333 South Grand Avenue
                         Los Angeles, California 90071
                                   CUSTODIAN
                       Mellon Trust of New England, N.A.
                                One Boston Place
                          Boston, Massachusetts 02109
                                 TRANSFER AGENT
                            UMB Fund Services, Inc.
                            803 West Michigan Street
                              Milwaukee, WI 53233
                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                               2 Prudential Plaza
                             180 North Stetson Ave.
                               Chicago, IL 60601
                                    COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                            515 South Flower Street
                         Los Angeles, California 90071

     FOR MORE INFORMATION ABOUT THE PAYDEN FUNDS,
     THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE
     UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS:
     The Funds' Annual and Semi-Annual Reports to shareholders contain detailed information on each Fund's investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI):
     The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference in this prospectus and is legally considered a part of the prospectus.

     You can get free copies of the Annual and Semi-Annual Reports and the SAI, or request other information and discuss your questions about the Funds, by calling us at 1-800-409-8007, or by writing us at:
          The Payden & Rygel Investment Group
          333 South Grand Avenue, 32nd floor
          Los Angeles, California 90071

     You can review the Funds' Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). You may also get copies:
          - For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, by e-mail at publicinfo@sec.gov., or by calling 1-202-942-8090
          - Free from the SEC's Web site at http:www.sec.gov

     The Payden & Rygel Investment Group: Investment Company
     Act File 811-6625

                               [PAYDENFUNDS LOGO]

     333 South Grand Avenue  Los Angeles, California 90071
     213 625-1900    1-800-572-9336    paydenfunds.com

                      THE PAYDEN & RYGEL INVESTMENT GROUP


                                PAYDEN PLUS FUND


                             333 South Grand Avenue
                         Los Angeles, California 90071
                            1-800-5PAYDEN (572-9336)

                      STATEMENT OF ADDITIONAL INFORMATION


                               ________ __, 2004



The Payden & Rygel Investment Group (the "Group") is a professionally managed, open-end management investment company with multiple funds available for investment. This Statement of Additional Information ("SAI") contains information about one of the Group's nineteen funds, the Payden Plus Fund (the "Fund"). This SAI contains information in addition to that set forth in the prospectus for the Fund dated ________ __, 2004. The SAI is not a prospectus and should be read in conjunction with the Prospectus. You may order copies of the Prospectus without charge at the address or telephone number listed above.

                                TABLE OF CONTENTS

    THE GROUP..................................................  3

    FUNDAMENTAL AND OPERATING POLICIES.........................  3

    INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS.........  5

    MANAGEMENT OF THE GROUP.................................... 26

    PORTFOLIO TRANSACTIONS..................................... 32

    PURCHASES AND REDEMPTIONS.................................. 33

    VALUATION OF PORTFOLIO SECURITIES.......................... 34

    TAXATION................................................... 34

    DISTRIBUTION AGREEMENTS.................................... 41

    FUND PERFORMANCE........................................... 42

    OTHER INFORMATION.......................................... 44

                                    THE GROUP

The Group was organized as a Massachusetts business trust on January 22, 1992 under the name "P&R Investment Trust." On December 13, 1993, it changed its name to "The Payden & Rygel Investment Group." The Group is a professionally managed, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Group currently offers shares of the Fund in addition to shares of the other Funds of the Group.


                       FUNDAMENTAL AND OPERATING POLICIES

The Fund's investment objective is fundamental and may not be changed without shareholder approval, as described below under "Other Information-Voting." Any policy that is not specified in the Prospectus or in the SAI as being fundamental is a non-fundamental, or operating, policy. If the Group's Board of Trustees determines, that the Fund's investment objective may best be achieved by changing a non-fundamental policy, the Group's Board may make such change without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets will not be violated unless an excess occurs immediately after, and is caused by, an acquisition of securities or other assets of, or borrowings by, the Fund.

FUNDAMENTAL POLICIES

As a matter of fundamental policy, the Fund may not:

(1) BORROWING. Borrow money, except as a temporary measure for extraordinary or emergency purposes or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings).


(2) COMMODITIES. The Fund may not purchase or sell commodities or commodity contracts, except that the Fund (i) may enter into financial and currency futures contracts and options on such futures contracts, (ii) may enter into forward foreign currency exchange contracts (the Fund does not consider such contracts to be commodities), and (iii) may invest in instruments which have the characteristics of both futures contracts and securities.



(3) LOANS. Make loans, except that (i) the Fund may purchase money market securities and enter into repurchase agreements, (ii) the Fund may acquire bonds, debentures, notes and other debt securities, and (iii) the Fund may lend portfolio securities in an amount not to exceed 30% of its total assets (with the value of all loan collateral being "marked to market" daily at no less than 100% of the loan amount).



(4) MARGIN. Purchase securities on margin, except that (i) the Fund may use short-term credit necessary for clearance of purchases of portfolio securities, and (ii) the Fund may make margin deposits in connection with futures contracts and options on futures contracts.



(5) MORTGAGING. Mortgage, pledge, hypothecate or in any manner transfer any security owned by the Fund as security for indebtedness, except as may be necessary in connection with permissible borrowings and then only in amounts not exceeding 30% of the Fund's total assets valued at market at the time of the borrowing.



(6) ASSETS INVESTED IN ANY ISSUER. Purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 5% of the its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).



(7) SHARE OWNERSHIP OF ANY ISSUER. Purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).



(8) REAL ESTATE. Purchase or sell real estate (although it may purchase securities secured by real estate partnerships or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein) or real estate limited partnership interests.

(9) SHORT SALES. Effect short sales of securities.



(10) UNDERWRITING. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.


OPERATING POLICIES

As a matter of operating policy, the Fund may not:

(1) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control.

(2) ILLIQUID SECURITIES. Purchase a security if, as a result of such purchase, more than 15% of the Fund's net assets would be invested in illiquid securities or other securities that are not readily marketable, including repurchase agreements which do not provide for payment within seven days. For this purpose, restricted securities eligible for resale pursuant to Rule 144A under the Securities Act may be determined to be liquid.

(3) INVESTMENT COMPANIES. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act. However, pursuant to an Order issued by the Securities and Exchange Commission ("SEC") on December 29, 1999, the Fund may purchase shares of the Bunker Hill Money Market Fund, provided that the investment does not exceed 25% of the investing Fund's total assets.

(4) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

               INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS

The investment objectives and general investment policies of the Fund are described in the Prospectus. Additional information concerning investment strategies/techniques and the characteristics of certain of the Fund's investments, as well as related risks, is set forth below.

FUND DIVERSIFICATION

The Fund is classified as a "non-diversified" fund. As provided in the 1940 Act, a diversified fund has, with respect to at least 75% of its total assets, no more than 5% of its total assets invested in the securities of one issuer, plus cash, Government securities, and securities of other investment companies. Because Payden & Rygel (the "Adviser") may from time to time invest a large percentage of the Fund's assets in securities of a limited number of issuers, the Fund may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified investment company. However, the Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, and therefore is subject to diversification limits requiring that, as of the close of each fiscal quarter, (i) no more than 25% of its total assets may be invested in the securities of a single issuer (other than U.S. Government securities), and (ii) with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (other than U.S. Government securities) or invested in more than 10% of the outstanding voting securities of a single issuer.

EQUITY AND EQUITY-BASED SECURITIES

Depository Receipts

American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") are used to invest in foreign issuers. Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, the underlying security that is issued by a foreign company. Generally, an EDR represents a similar securities arrangement but is issued by a European bank, while GDRs are issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets and EDRs, in bearer form, are designed for issuance in European securities markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

FIXED INCOME SECURITIES

Fixed income securities in which the Fund invest include, but are not limited to, those described below.

U.S. Treasury Obligations

U.S. Treasury obligations are debt securities issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ mainly in the lengths of their maturities (e.g., Treasury bills mature in one year or less, and Treasury notes and bonds mature in two to thirty years).

U.S. Government Agency Securities

U.S. Government Agency securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Bank, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others only by the credit of the instrumentality, which may include the right of the issuer to borrow from the Treasury. These securities may have maturities from one day to 40 years, are generally not callable and normally have interest rates that are fixed for the life of the security.

Foreign Government Obligations

Foreign government obligations are debt securities issued or guaranteed by a supranational organization, or a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality.

Bank Obligations

Bank obligations include certificates of deposit, bankers' acceptances, and other debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.

As a matter of operating policy, the Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, (ii) in the case of U.S. banks, the bank is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of Payden & Rygel, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Loan Participations and Assignments

The Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of such limits, the Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund's net asset value than if that value were based on available market quotations, and could result in significant variation in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the overnight market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. The Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund's limitations on illiquid investments. Investments in loan participation are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by the Fund.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Fund. For Example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is a conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

Corporate Debt Securities

Investments in U.S. dollar denominated securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum rating criteria set forth in the Prospectus. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Except as otherwise indicated in the Prospectus, the debt securities in which the Fund invests will be considered "investment grade," which means they are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB), or if not rated, are determined by the Adviser to be of comparable quality. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Adviser will also monitor issuers of such securities.

The Adviser may use interest rate and bond index futures and options on futures contracts, options on securities, and interest rate swaps to effect a change in the Funds' exposure to interest rate changes.


High Yield Bonds



Below investment grade debt securities, commonly referred to as "high yield bonds" or "junk bonds" are considered to be speculative and involve a greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated securities. High yield securities are generally subject to greater credit risk than higher-rated securities because the issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of high yield securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. Their value and liquidity may also be diminished by adverse publicity and investor perceptions. Also, legislative proposals limiting the tax benefits to the issuers or holders of taxable high yield securities or requiring federally insured savings and loan institutions to reduce their holdings of taxable high yield securities have had and may continue to have an adverse effect on the market value of these securities.



Because high yield securities are frequently traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell these securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. In such an event, such securities could be regarded as illiquid for the purposes of the limitation on the purchase of illiquid securities. Thinly traded high yield securities may be more difficult to value accurately for the purpose of determining a Fund's net asset value. Also, because the market for certain high yield securities is relatively new, that market may be particularly sensitive to an economic downturn or a general increase in interest rates.


Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Fund may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

U.S. Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United State Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because they lack direct or indirect government or agency guarantees of payment. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. However, there can be no assurance that private insurers or guarantors will meet their obligations. In addition, the Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the originator/servicers and poolers the Adviser determines that the securities meet the Funds' quality standards.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

Although the market for mortgage pass-through securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. As a matter of operating policy, the Fund will not purchase mortgage-related securities which in the Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the earlier classes have been retired.

Foreign Mortgage-Related Securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment

Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. However, there can be no assurance that private insurers or guarantors will meet their obligations. In addition, the Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the originator/servicers and poolers the Adviser determines that the securities meet the Fund's quality standards.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

Other Mortgage-Related Securities. Other mortgage-related securities include securities of U.S. or foreign issuers that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. These other mortgage-related securities may be equity or debt securities issued by governmental agencies or instrumentalities or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities.

Asset Backed Receivables

Asset-backed securities include, but are not limited to, Certificates for Automobile Receivables ("CARSsm") and credit card receivable securities. CARSsm represent undivided fractional interests in a trust with assets consisting of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing these contracts. In addition to the general risks pertaining to all asset-backed securities, CARSsm are subject to the risks of delayed payments or losses if the full amounts due on underlying sales contracts are not realized by the trust due to unanticipated legal or administrative costs of enforcing the contracts, or due to depreciation, damage or loss of the vehicles securing the contracts. Credit card receivable securities are backed by receivables from revolving credit card accounts. Since balances on revolving credit card accounts are generally paid down more rapidly than CARSsm, issuers often lengthen the maturity of these securities by providing for a fixed period during which interest payments are passed through and principal payments are used to fund the transfer of additional receivables to the underlying pool. The failure of the underlying receivables to generate principal payments may therefore shorten the maturity of these securities. In addition, unlike most other asset-backed securities, credit card receivable securities are backed by obligations that are not secured by interests in personal or real property.

Floating Rate and Variable Rate Demand Notes

Floating rate and variable rate demand notes and bonds have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature.

Obligations with Puts Attached

Obligations with puts attached are long-term fixed rate debt obligations that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals to tender (or "put") such debt obligations to the institution and receive the face value. These third party puts are available in many different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The financial institution granting the option does not provide credit enhancement. If there is a default on, or significant downgrading of, the bond or a loss of its tax-exempt status, the put option will terminate automatically. The risk to the Fund will then be that of holding a long-term bond.

These investments may require that the Fund pay a tender fee or other fee for the features provided. In addition, the Fund may acquire "stand-by commitments" from banks or broker dealers with respect to the securities held in its portfolio. Under a stand-by commitment, a bank or broker/dealer agrees to purchase at the Fund's option a specific security at a specific price on a specific date. The Fund may pay for a stand-by commitment either separately, in cash, or in the form of a higher price paid for the security. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Money Market Obligations

Money market obligations include U.S. dollar denominated bank certificates of deposit, bankers acceptances, commercial paper and other short-term debt obligations of U.S. and foreign issuers, including U.S. Government and agency obligations. All money market obligations are high quality, meaning that the security is rated in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one if only one rating service has rated the security) or, if unrated, is determined by the Adviser to be of comparable quality.

MONEY MARKET FUNDS

To maintain liquidity, the Fund may invest in money market funds. No money market fund investment by the Fund will be in excess of 3% of the total assets of the money market fund. As a matter of operating policy, the Fund does not anticipate investing more than 15% of its total assets in money market funds, except that pursuant to an Order issued by the SEC on December 29, 1999, the Fund may, and intends to, invest up to 25% of its total assets in the Group's Bunker Hill Money Market Fund series. It will do so for cash management purposes or for temporary defensive purposes. An investment in a money market mutual fund by the Fund will involve indirectly payment by the Fund of its pro rata share of advisory and administrative fees of such money market fund.

REPURCHASE AGREEMENTS

To maintain liquidity, the Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

Repurchase agreements are the economic equivalent of loans by the Fund. In the event of a bankruptcy or default of any registered dealer or bank, the Fund could experience costs and delays in liquidating the underlying securities which are held as collateral, and the Fund might incur a loss if the value of the collateral declines during this period.

DELAYED DELIVERY TRANSACTIONS

These transactions involve the commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account cash, U.S. Government securities or high grade debt obligations in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value, but does not accrue income on the security until delivery. When the Fund sells a security on a delayed delivery basis, it does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. As a matter of operating policy, the Fund will not invest more than 35% of its total assets in when-issued and delayed delivery transactions.

REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements (agreements to sell portfolio securities, subject to such Fund's agreement to repurchase them at a specified time and price) with well-established registered dealers and banks. The Fund covers its obligations under a reverse repurchase agreement by maintaining a segregated account comprised of cash, U.S. Government securities or high-grade debt obligations, maturing no later than the expiration of the agreement, in an amount (marked-to-market daily) equal to its obligations under the agreement. Reverse repurchase agreements are the economic equivalent of borrowing by the Fund, and are entered into by the Fund to enable it to avoid selling securities to meet redemption requests during market conditions deemed unfavorable by the Adviser.

ILLIQUID SECURITIES

As a matter of operating policy, the Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser will monitor the amount of illiquid securities in each Fund's portfolio, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities

Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. In accordance with guidelines established by the Board, the Adviser will determine the liquidity of each investment using various factors such as
(1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer.

FOREIGN INVESTMENTS

The Prospectus describes the extent to which the Fund may invest in securities of issuers organized or headquartered in foreign countries. Generally, such investments are likely to be made in the Pacific Basin (Australia, New Zealand or Japan), Canada, and the developed countries of Europe (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom).

Risks of Foreign Investing

There are special risks in investing in any foreign securities in addition to those relating to investments in U.S. securities.

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.



Emerging Markets Investments. Investments by the Funds in securities issued by the governments of emerging or developing countries, and of companies within those countries, involve greater risks than other foreign investments. Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability, than those of more developed countries. The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment in stocks, and significant foreign currency devaluations and fluctuations.



Emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Such volatility may be exacerbated by illiquidity. The average daily trading volume in all of the emerging markets combined is a small fraction of the average daily volume of the U.S. market. Small trading volumes may result in a Fund being forced to purchase securities at a substantially higher priced than the current market, or to sell securities at much lower prices than the current market.



Currency Fluctuations. To the extent that a Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of a Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.


Currency Fluctuations. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. The Group expects that most foreign securities in which the Fund invests will be purchased in over-the-counter markets or on bond exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign bond markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund's portfolio securities may be less liquid and more volatile than U.S. Government securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.

Transactions in options on securities, futures contracts and futures options may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the

United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to payment, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

The value of the Fund's portfolio positions may also be adversely impacted by delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Fund. The Fund intends to sell such bonds prior to the interest payment date in order to avoid withholding.

Costs. The expense ratios of the Fund investing in foreign securities (before reimbursement by the Adviser pursuant to the expense limitation described in the Prospectus under "Investment Adviser") are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

OPTIONS AND FUTURES CONTRACTS

As described in the Prospectus, the Fund may trade in futures and put and call options. If other types of options or futures contracts are traded in the future, the Fund may also use those instruments, provided the Board of Trustees determines that their use is consistent with the Fund's investment objectives, and their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by that Fund.

Options on Securities or Indices

The Fund may purchase and write options on securities and indices. An index is a statistical measure designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators, such as the Merrill Lynch 1 to 3 year Global Government Bond Index, the Lehman Brothers Government/Corporate Index, the S&P 500 Index, or the Nasdaq-100 Index.

An option on a security (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (in the case of "American Style" options) or at the expiration of the option (in the case of "European Style" options). The writer of a call or put option on a security is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security, as the case may be. The writer of an option on an index is obligated upon exercise of the option to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier.

The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account with the Group's Custodian) upon conversion or exchange of other securities held by the Fund. A call option on an index is covered if the Fund maintains with its Custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written, and the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its Custodian. A put option on a security or an index is covered if the Fund maintains cash or cash equivalents equal to the exercise price in a segregated account with its Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written, and the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its Custodian.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option written by the Fund may be closed out by an offsetting purchase or sale of an option of the same series (i.e., of the same type, traded on the same exchange, with respect to the same underlying security or index, and with the same exercise price and expiration date). The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option; if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain; if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Foreign Currency Options

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Fund will use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options.

Combinations of Options

The Fund may use certain combinations of put and call options. A "straddle" involves the purchase of a put and call option on the same security with the same exercise prices and expiration dates. A "strangle" involves the purchase of a put option and a call option on the same security with the same expiration dates but different exercise prices. A "collar" involves the purchase of a put option and the sale of a call option on the same security with the same expiration dates but different exercise prices. A "spread" involves the sale of a put option and the purchase of a call option on the same security with the same or different expiration dates and different exercise prices.

Risks Associated with Options

Several risks are associated with transactions in options on securities, indices and currencies. For example, significant differences between the securities and options markets could result in an imperfect correlation between those markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations of an exchange; (v) inadequacy of the facilities of an exchange or the Options Clearing Corporation to handle current trading volume; or (vi) a decision by an exchange to discontinue the trading of options or a particular class or series of options (in which event the secondary market on that exchange or in that class or series of options could cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms). If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on a security, currency or index written by the Fund is covered by an option on the same security, currency or index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts

The Fund may use interest rate, foreign currency or index futures contracts, as specified in the Prospectus. An interest rate or foreign currency contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

A public market exists in futures contracts covering several indices, such as the S&P 500 Index, as well as a number of financial instruments and foreign currencies, including U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills, Eurodollar certificates of deposit, the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc and certain multi-national currencies such as the euro. Other futures contracts are likely to be developed and traded in the future. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

The Fund may also purchase and write call and put options on futures contracts. Futures options possess many of the same characteristics as options on securities and indices. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

The Fund generally expects to enter into futures contracts or futures options contracts for bona fide hedging purposes. In addition, however, the Fund may enter into options and futures transactions to enhance gain in circumstances where hedging is not involved. In all events, the Fund will comply with applicable regulations of the Commodity Futures Trading Commission on limitations of trading of futures contracts (See "Limitations on the Use of Futures and Options" below).

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its Custodian (or futures commission merchant, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the futures commission merchant of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market their open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain; if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gains; if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations on Use of Futures and Futures Options

The Fund generally expects to enter into futures contracts or futures options contracts for bona fide hedging purposes within the meaning and intent of
Section 1.3(z)(1) of the regulations issued pursuant to the Commodity Exchange Act. However, the Fund may enter into futures contracts or futures options contracts that do not come within the meaning and intent of Section 1.3(z)(1) if, immediately after entering into such contracts, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," do not exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, the Fund will maintain with its Custodian (and mark to market on a daily basis) cash, U.S. Government securities, or other liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will maintain with its Custodian (and mark to market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) cash, U.S. Government securities, or other liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.


The requirements for qualification as a regulated investment company also may limit the extent to which the Funds may enter into futures, futures options or forward contracts. See "Taxation."

Risks Associated with Futures and Futures Options

There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position, in which event the Fund would remain obligated to meet margin requirements until the position is closed and could incur substantial losses. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

Dealer Options

The Fund may engage in transactions involving dealer options on securities, currencies or indices as well as exchange-traded options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a segregated position with respect to any call option on security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that many purchased dealer options and the assets used to secure written dealer options are illiquid securities. The Fund may treat the cover used for these written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat certain dealer options as subject to the Fund's limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options on securities, currencies or indices, the Fund will change their treatment of such instruments accordingly.

SWAPS

The Fund does not enter into any swap, cap or floor transaction unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "A" at the time of purchase by at least one of the established rating agencies. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Adviser has determined that the swap market has become relatively liquid. Interest rate, index and currency swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Credit event swaps may involve the delivery of securities as described in the prospectus. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. As a matter of operating policy, the Fund will not enter into a swap transaction at any time that the aggregate amount of its net obligations under such transactions exceeds 15% of its total assets.

As a matter of operating policy, the aggregate purchase price of caps and floors held by the Fund may not exceed 5% of its total assets at the time of purchase, and they are considered by the Fund to be illiquid assets; it may sell caps and floors without limitation other than the segregated account requirement described above.

The use of swaps, caps and floors is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser's forecast of market values, interest rates, currency rates of exchange and other applicable factors is incorrect, the investment performance of the Fund will diminish compared with the performance that could have been achieved if these investment techniques were not used. Moreover, even if the Adviser's forecasts are correct, the Fund's swap position may correlate imperfectly with an asset or liability being hedged. In addition, in the event of a default by the other party to the transaction, the Fund might incur a loss.

Interest Rate and Index Swaps

An interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term eurodollar deposits between major international banks. The same process applies when dealing with an index swap. The buyer of the swap pays on a floating rate basis and receives a fixed rate payment, based on the total return of the particular reference index.

Cross-Currency Swaps

A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

Equity Swaps

An equity swap is a derivative instrument which involves an agreement between the Fund and another party to exchange payments calculated as if they were interest on a fictitious ("notional") principal amount. The Fund will typically pay a floating rate of interest, such as the three-month London Interbank Offered Rate, and receive the total return, i.e., price change plus dividends, of a specified equity index, such as the S&P 500 Index. If the total return on the equity index is negative for the contract period, the Fund will pay its counterparty the amount of the loss in the value of the notional amount plus interest at the floating rate. From time to time, the Fund may wish to cancel an equity swap contract in order to reduce its equity exposure. Although the swap contract may be sold back to the Fund's counterparty, it may be more advantageous to enter into a swap contract in which the Fund would reduce its equity exposure by agreeing to receive a floating rate of interest and pay the change in the index. This is sometimes called a "reverse equity swap contract" and would only be entered into to reduce equity exposure. The Fund will not use reverse swap contracts to short the equity market.

The Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amounts of the two payment streams. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Fund's Custodian. If the Fund enters into a swap on other than a net basis, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the SEC.

Swap Options

A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to pay fixed pursuant to a swap option is said to own a put. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

Caps and Floors

An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

Risks Associated with Swaps

The risks associated with swaps are similar to those described above with respect to dealer options. In connection with such transactions, the Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while the Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

FOREIGN CURRENCY TRANSACTIONS

As indicated in the Prospectus, the Fund may enter into foreign currency transactions. The Fund normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies or on a forward basis. Under normal circumstances, the Adviser expects that the Fund will enter into forward currency contracts (contracts to purchase or sell a specified currency at a specified future date and price). The Fund generally will not enter into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect the Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and the Fund's total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the Group's Custodian of cash, U.S. Government securities or other liquid obligations and are marked-to-market daily.

Precise matching of the amount of forward currency contracts and the value of securities denominated in such currencies of the Fund will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Prediction of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit a substantial portion of its assets to the consummation of these contracts. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served by doing so.

At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver.

If the Fund retains a portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the date the Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Fund's dealings in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Use of forward currency contracts to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from an increase in the value of that currency.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

LENDING OF PORTFOLIO SECURITIES

To realize additional income, the Fund may lend securities with a value of up to 30% of its total assets to broker-dealers, institutional investors or other persons. Each loan will be secured by collateral which is maintained at no less than 100% of the value of the securities loaned by marking to market daily. The Fund will have the right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within a longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. Loans will only be made to persons deemed by the Adviser to be of good standing in accordance with standards approved by the Board of Trustees and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In addition, voting rights or rights to consent with respect to the loaned securities pass to the borrower.

RESERVES

The Fund may establish and maintain reserves when the Adviser determines that such reserves would be desirable for temporary defensive purposes (for example, during periods of substantial volatility in interest rates) or to enable it to take advantage of buying opportunities. The Fund's reserves may be invested in domestic and foreign money market instruments, including government obligations.

BORROWING

The Fund may borrow for temporary, extraordinary or emergency purposes, or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose,reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings). The 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To avoid the potential leveraging effects of the Fund's borrowings, additional investments will not be made while borrowings are in excess of 5% of the Fund's total assets. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with any such borrowings or to pay a commitment or other fee to maintain a line of credit, either of which would increase the cost of borrowing over the stated interest rate.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. To the extent a Fund is leveraged, the value of its assets will tend to increase more when its portfolio securities increase in value, and to decrease more when its portfolio securities decrease in value, than if its assets were not leveraged. The rights of any lender to the Fund to receive payments of interest or repayments of principal will be senior to those of the Investors in the Fund. Consequently, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Also, the terms of any borrowings may contain provisions that limit certain activities of the Fund, including the ability to make distributions.

AVERAGE MATURITY AND DURATION CALCULATIONS

Average Maturity

The portfolio average maturity of the Fund will be computed by weighting the maturity of each security in the Fund's portfolio by the market value of that security. For securities which have put dates, reset dates, or trade based on average maturity, the put date, reset date or average maturity will be used instead of the final maturity date for the average maturity calculation. Average maturity is normally used when trading mortgage backed securities and asset backed securities.

Duration

One common measure of the price volatility of a fixed income security is duration, a weighted average term-to-maturity of the present value of a security's cash flows. As it is a weighted term-to-maturity, duration is generally measured in years and can vary from zero to the time-to-maturity of the security. Duration is a complex formula that utilizes each cash flow and the market yield of the security. Bonds of the same maturity can have different durations if they have different coupon rates or yields.

For securities which pay periodic coupons and have a relatively short maturity, duration tends to approximate the time to maturity. As the maturity of the bond extends, the duration also extends but at a slower rate. For example, the duration of a 2-year security can be about 1.8 years; the duration of a 30-year bond will be roughly 10 to 11 years. However, the duration of any security that pays interest only at maturity is the time to maturity. Thus a 30-year zero coupon bond has a duration of 30 years.

If the duration of the security is divided by the sum of one plus its yield, the resultant number is called the modified duration of the security. Modified duration is important to portfolio managers as it is used to determine the sensitivity of the security to changes in interest rates. For small changes in yield, the price of a security, as a percentage of its initial price, will move inversely to the yield change by an amount equal to the modified duration times the yield change. The market price of a security with a modified duration of ten years will change twice as much as a security with a with a five year duration.

Modified duration is a much better indicator of price volatility than time to maturity. For example, the times to maturity for a 30 year bond and a 30 year zero coupon security are both 30 years. A portfolio manager using average maturity to judge price volatility would expect to see no difference in portfolio impact from these two securities (given equal yield). However, the zero coupon bond will experience a percentage price change roughly three times greater than the 30 year bond.

                             MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

The Trustees are responsible for the overall management of the Fund, including establishing the Funds' policies, general supervision and review of its investment activities. Massachusetts law requires each Trustee to perform his or her duties as a Trustee, including duties as a member of any Board committee on which he or she serves, in good faith, in a manner he or she reasonably believes to be in the best interests of the Group, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The officers, who administer the Funds' daily operations, are appointed by the Board of Trustees.

Board of Trustees:

The current Trustees of the Group and their affiliations and principal occupations for the past five years are as set forth below.


                                     YEAR FIRST                                    NUMBER OF
                           POSITION  ELECTED AS                                    FUND SERIES
                              WITH   A TRUSTEE    PRINCIPAL OCCUPATION(S)          OVERSEEN BY  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE         FUND   OF THE FUND  DURING PAST 5 YEARS              TRUSTEE        HELD BY TRUSTEE
---------------------      --------  -----------  -------------------              -----------  -------------------
"Non-Interested Trustees"

W.D. Hilton, Jr.            Trustee  1993         President and CEO, Trust           All(19)      Trustee, The Metzler/
333 South Grand Avenue                            Services, Inc.; Executive                       Payden Investment Group
Los Angeles, CA 90071                             Director, NGC Bodily Injury                     (registered investment
Age: 57                                           Trust, and Managing Trustee,                    company); Director,
                                                  Fuller-Austin Settlement                        Bermuda Fire & Marine
                                                  Trust                                           Insurance Co, (insurance
                                                                                                  company)

James Clayburn LaForce      Trustee  1992          Dean Emeritus, The John E.        All(19)      Trustee, The Metzler/
333 South Grand Avenue                             Anderson School of Management                  Payden Investment Group
Los Angeles, CA 90071                              at the University of California,               (registered investment
Age: 75                                            Los Angeles                                    company); Trustee,
                                                                                                  Advisors Series Trust
                                                                                                  (registered investment
                                                                                                  companies); Director,
                                                                                                  Black Rock Closed End
                                                                                                  Funds (investment
                                                                                                  companies); Director,
                                                                                                  CancerVax Corporation
                                                                                                  (biotechnology company);
                                                                                                  Director, Arena
                                                                                                  Pharmaceuticals, Inc.
                                                                                                  (biopharmaceutical
                                                                                                  company)



Gerald S. Levey, M.D.       Trustee  2000          Vice Chancellor, Medical          All(19)    Trustee, The Metzler/Payden
333 South Grand Avenue                             Sciences, and Dean, UCLA                     Investment Group (registered
Los Angeles, CA 90071                              School of Medicine,University                investment company)
Age: 67                                            of California, Los Angeles

Thomas V. McKernan, Jr.(1)  Trustee  1993          President and Chief Executive     All(19)    Director, Blue Shield of
333 South Grand Avenue                             Officer, Automobile Club of                  California (health insurance
Los Angeles, CA 90071                              Southern California                          company)
Age: 60

Dennis C. Poulsen           Trustee  1992          Chairman of the Board,            All(19)    Director, Rose Hills Company
333 South Grand Avenue                             Rose Hills Company                           (mortuary and cemetery); Director,
Los Angeles, CA 90071                                                                           Ameron International Corp.
Age: 61                                                                                         (chemical manufacturing)

Stender E. Sweeney          Trustee  1992          Private Investor                  All(19)
333 South Grand Avenue
Los Angeles, CA 90071
Age: 65


(1) Joan Payden, Chairman, Chief Executive Officer and Trustee of the Group, is a Director of the Automobile Club of Southern California, of which Mr. McKernan is President and Chief Executive Officer.


                                         YEAR FIRST                                         NUMBER OF
                          POSITION       ELECTED AS                                         FUND SERIES
                           WITH          A TRUSTEE      PRINCIPAL OCCUPATION(S)             OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE      FUND          OF THE FUND    DURING PAST 5 YEARS                 TRUSTEE         HELD BY TRUSTEE
---------------------     --------       -----------    -----------------------             ------------    -------------------
"Interested Trustees"

Joan A. Payden             Chairman,     1992           President, Chief Executive          All(19)
333 South Grand Avenue     CEO and                      Officer and Director,
Los Angeles, CA 90071      Trustee                      Payden & Rygel
Age:  72

Christopher N. Orndorff    Trustee       1992           Managing Principal and Director,    All(19)
333 South Grand Avenue                                  Payden & Rygel
Los Angeles, CA 90071
Age:  39

Mary Beth Syal             Trustee       2000           Managing Principal and Director,    All(19)
333 South Grand Avenue                                  Payden & Rygel
Los Angeles, CA 90071
Age:  42


Board of Trustee Committees

The Board of Trustees has three standing committees: the Audit Committee, the Pricing Committee and the Nominating Committee. The Audit Committee is responsible for general supervision of and relations with the Group's independent auditing firm and oversight from the Board perspective of the annual auditing process, including retaining the Group's independent auditor and approval of the annual audit plan. The six non-interested Trustees are members of this Committee, and Thomas V. McKernan serves as Chairman of the Committee. The Audit Committee met four times during the fiscal year ended October 31, 2003. The Pricing Committee is responsible for general oversight of the Group's Pricing Policy as applied on a day-to-day basis by the Group's management and the Adviser. It is also responsible for recommending changes in the Policy for adoption by the Board of Trustees. W. D. Hilton, Christopher N. Orndorff and Mary Beth Syal are the members of the Committee, and W.D. Hilton is Chairman of the Committee. The Pricing Committee met three times during the fiscal year ended October 31, 2003. The Nominating Committee is responsible for the identification and evaluation of possible candidates to serve as Trustees of the Group. Thomas V. McKernan, James Clayburn LaForce and W.D. Hilton, all non-interested Trustees, are the members of the Committee, and Thomas V. McKernan is Chairman of the Committee. The Nominating Committee did not meet during the fiscal year ended October 31, 2003. Shareholders may recommend names of Trustee candidates to the Nominating Committee by written submission to: The Payden & Rygel Investment Group, Attention: Edward Garlock, Secretary, 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071.

Trustee Compensation


Trustees, other than those Trustees who are affiliated persons (as that term is defined in Section 2(a)(3) of the 1940 Act) of the Adviser, currently receive an annual retainer of $25,000, plus $2,500 for each regular Board of Trustees meeting and/or committee meeting attended, $2,000 for each special Board of Trustees meeting and/or committee meeting and reimbursement of related expenses. Chairman of Board committees each receive an annual retainer of $2,000. If more than one Board or committee meeting occurs on the same day, only one fee is paid. The following table sets forth the aggregate compensation paid by the Group for the fiscal year ended October 31, 2003, to the Trustees who are not affiliated with the Adviser and the aggregate compensation paid to such Trustees for services on the Trust's Board; the Group does not maintain a retirement plan for its Trustees. There are no other funds in the "trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):


                                               PENSION OR
                                               RETIREMENT       ESTIMATED        TOTAL
                                                BENEFITS          ANNUAL      COMPENSATION
                              AGGREGATE        ACCRUED AS        BENEFITS    FROM GROUP AND
                            COMPENSATION      PART OF GROUP        UPON       GROUPCOMPLEX
          NAME                FROM GROUP        EXPENSES        RETIREMENT   PAID TO TRUSTEE
          ----              ------------      -------------     ----------   ---------------
Dennis Poulsen               $   43,500            None             N/A         $   43,500
James Clayburn La Force      $   39,500            None             N/A         $   39,500
Gerald S. Levey, M.D.        $   43,500            None             N/A         $   43,500
Stender Sweeney              $   39,500            None             N/A         $   39,500
W.D. Hilton                  $   50,000            None             N/A         $   50,000
Thomas V. McKernan, Jr.      $   43,000            None             N/A         $   43,000




Fund Shares Owned by Trustees as of December 31, 2003



                                                                          AGGREGATE DOLLAR RANGE(1)
                                          DOLLAR RANGE(1) OF FUND           OF SHARES OWNED IN
NAME                                           SHARES OWNED                  ALL PAYDEN FUNDS
----                                      -----------------------         ------------------------
"Non-Interested Trustees"

W. D. Hilton, Jr.                                                               Over $100,000
     Bunker Hill Money Market Fund          $10,001 - $50,000
     Growth & Income Fund                   $50,001 - $100,000
     GNMA Fund                              $10,001 - $50,000
     High Income Fund                       Over $100,000
     Market Return Fund                     Over $100,000
     Small Cap Leaders Fund                 $50,001 - $100,000
     U.S. Growth Leaders Fund               $50,001 - $100,000
     Emerging Markets Bond Fund             $10,001 - $50,000
     Limited Maturity Fund                  $50,001 - $100,000


James Clayburn LaForce                                                          $50,001 - $100,000
     California Municipal Income Fund       $50,001 - $100,000
     Bunker Hill Money Market Fund          $1 - $10,000

Gerald S. Levey, M.D.                                                           None

Thomas V. McKernan, Jr.                                                         $10,001 - $50,000
     Growth & Income Fund                   $10,001 - $50,000
     Market Return Fund                     $10,001 - $50,000
     Small Cap Leaders Fund                 $10,001 - $50,000

Dennis C. Poulsen                                                               None

Stender E. Sweeney                                                              Over $100,000
     High Income Fund                       $10,001 - $50,000
     Limited Maturity Fund                  Over $100,000
     GNMA Fund                              $50,001 - $100,000
     Tax Exempt Bond Fund                   $     1 - $10,000

"Interested Trustees"

Christopher N. Orndorff                                                         Over $100,000
     Small Cap Leaders Fund                 Over $100,000
     U.S. Growth Leaders Fund               Over $100,000

Joan A. Payden                                                                  Over $100,000
     California Municipal Income Fund       Over $100,000
     Growth & Income Fund                   Over $100,000
     Limited Maturity Fund                  Over $100,000
     Small Cap Leaders Fund                 Over $100,000
     High Income Fund                       Over $100,000
     Tax Exempt Bond Fund                   Over $100,000
     U.S. Growth Leaders Fund               Over $100,000
     Bunker Hill Money Market Fund          Over $100,000
     Emerging Markets Bond Fund             Over $100,000
     GNMA Fund                              Over $100,000
Mary Beth Syal                                                                  $10,001 - $50,000
     California Municipal Income Fund       $10,001 - $50,000
     High Income Fund                       $     1 - $10,000


------------

(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; and over $100,000.


Officers:

The current officers of the Group who perform a policy-making function and their affiliations and principal occupations for the past five years are as set forth below.


                                          YEAR FIRST
                            POSITION      ELECTED AS
                              WITH        AN OFFICER    PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         FUND        OF THE FUND   DURING PAST 5 YEARS
---------------------         ----        -----------   -------------------
Joan A. Payden           Chairman,           1992       President, Chief Executive
333 South Grand Avenue   CEO and                        Officer and Director,
Los Angeles, CA 90071    Trustee                        Payden & Rygel
Age: 72

Brian W. Matthews        Chief Financial     2003       Managing Principal,
333 South Grand Avenue   Officer                        CFO and Director,
Los Angeles, CA 90071                                   Payden & Rygel
Age: 43

Yot Chattrabhuti         Vice President      1997       Senior Vice President, Mutual
333 South Grand Avenue                                  Fund Operations, Payden & Rygel
Los Angeles, CA 90071
Age: 48

Bradley F. Hersh         Vice President      1998       Vice President and Treasurer,
333 South Grand Avenue   and Treasurer                  Payden & Rygel (since 1998);
Los Angeles, CA 90071                                   previously, Assistant Controller
Age: 35                                                 Sierra Capital Management

David L. Wagner          Vice President      1996       Vice President, Risk Management,
333 South Grand Avenue                                  Payden & Rygel
Los Angeles, CA 90071
Age: 53

Edward S. Garlock        Secretary           1997       Managing Principal, General
333 South Grand Avenue                                  Counsel and Director,
Los Angeles, CA 90071                                   Payden & Rygel
Age: 53

Each of the Group and the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each Code of Ethics permits applicable personnel subject to the particular Code of Ethics to invest in securities, including under certain circumstances securities that may be purchased or held by the Funds of the Group.

ADVISER
Payden & Rygel was founded in 1983 as an independent investment counseling organization specializing in the management of short term fixed income securities. The firm is owned by Joan Payden and several other employees. As of December 31, 2003, its staff consisted of 136 employees, 44 of whom either have advanced degrees and/or are Chartered Financial Analysts. As of such date, it had over 350 clients, including pension funds, endowments, credit unions, foundations, corporate cash accounts and individuals, and managed total assets over $50 billion, with about $4 billion invested globally.



The Adviser's focus is the management of fixed income securities in both the domestic and global markets. These include securities that have absolute or average maturities out to five years with a bias toward high quality and liquidity. Portfolios are actively managed according to client approved guidelines and benchmarks. Payden & Rygel also utilizes futures and options strategies, primarily as defensive measures to control interest rate and currency volatility.


The Adviser provides investment management services to the Funds pursuant to an Investment Management Agreement with the Group dated as of June 24, 1992. The Agreement provides that the Adviser will pay all expenses incurred in connection with managing the ordinary course of a Fund's business, except the following expenses, which are paid by each Fund: (i) the fees and expenses incurred by a Fund in connection with the management of the investment and reinvestment of the Fund's assets; (ii) the fees and expenses of Trustees who are not affiliated persons, as defined in Section 2(a)(3) of the 1940 Act, of the Adviser; (iii) the fees and expenses of the Trust's Custodian, Transfer Agent, Fund Accounting Agent and Administrator; (iv) the charges and expenses of legal counsel and independent accountants for the Group; (v) brokers' commissions and any issue or transfer taxes chargeable to a Fund in connection with its securities and futures transactions; (vi) all taxes and corporate fees payable by a Fund to federal, state or other governmental agencies; (vii) the fees of any trade associations of which the Group may be a member; (viii) the cost of fidelity bonds and trustees and officers errors and omission insurance; (ix) the fees and expenses involved in registering and maintaining registration of a Fund and of its shares with the SEC, registering the Group as a broker or dealer and qualifying the shares of a Fund under state securities laws, including the preparation and printing of the Trust's registration statements, prospectuses and statements of additional information for filing under federal and state securities laws for such purposes; (x) communications expenses with respect to investor services and all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders in the amount necessary for distribution to the shareholders; (xi) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business, and (xii) any expenses assumed by the Group pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act.


The Investment Advisory Agreement provides that the Adviser receives a monthly fee from the Fund at the annual rate of 0.35% of average daily net assets.

The Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or from reckless disregard by the Adviser of its duties and obligations thereunder. Unless earlier terminated as described below, the Agreement will continue in effect with respect to the Fund for two years after the Fund's inclusion in its Master Trust Agreement (on or around its commencement of operations) and then continue for the Fund for periods not exceeding one year so long as such continuation is approved annually by the Board of Trustees (or by a majority of the outstanding voting shares of each Fund as defined in the 1940 Act) and by a majority of the Trustees who are not interested persons of any party to the Agreement by vote cast in person at a meeting called for such purpose. The Agreement terminates upon assignment and may be terminated with respect to the Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.


In June 2004, when the Board of Trustees initially determined whether to approve the amendment to the Investment Management Agreement with respect to the Fund, the Board evaluated information provided by the Adviser in accordance with
Section 15(C) of the 1940 Act. The Board considered a number of factors, including the quality of the services proposed to be provided to the Funds and the projected fees and expenses to be borne by the Fund.


In reviewing the quality of the services to be provided to the Fund, the Board reviewed the experience and performance results of the Adviser and its employees in managing similar accounts. The Board also considered the quality and depth of the Adviser's organization in general and of the investment professionals who will be providing services to the Fund. In reviewing the projected fees and expenses of the Fund, the Board noted that the advisory fee and total expenses as a percentage of the Fund's average net assets were favorable in relation to the peer group for the Fund.

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

Treasury Plus, Incorporated, located at 333 South Grand Avenue, Los Angeles, California 90071, is a wholly owned subsidiary of the Adviser which serves as Administrator to the Fund. Under its Administration Agreement with the Group, the Administrator has agreed to prepare periodic reports to regulatory authorities, maintain financial accounts and records of the Fund, transmit communications by the Fund to shareholders of record, make periodic reports to the Board of Trustees regarding Fund operations, and overview the work of the fund accountant and transfer agent.

For providing administrative services to the Group, the Administrator receives a monthly fee at the annual rate of 0.08% of the daily net assets of the Group.

The Administrator has agreed that, if in any fiscal year the expenses borne by the Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of the Fund are registered or qualified for sale to the public, it will reimburse the Fund for a portion of such excess expenses, which portion is determined by multiplying the excess expenses by the ratio of (i) the fees respecting the Fund otherwise payable to the Administrator pursuant to its agreement with the Group, to (ii) the aggregate fees respecting the Fund otherwise payable to the Administrator pursuant to its agreement and to the Adviser pursuant to its Investment Management Agreement with the Group.

UMB Fund Services, Inc. ("UMB"), located at 803 West Michigan Street, Milwaukee, WI 53233, provides transfer agency services to the Group. These services include the issuance and redemption of Fund shares, maintenance of shareholder accounts and preparations of annual investor tax statements. UMB receives fees for these transfer agency services, and certain out-of-pocket expenses are also reimbursed at actual cost.


Mellon Trust of New England, N.A. ("Mellon Trust"), located at 135 Santilli Highway, Everett, Massachusetts 02149, provides fund accounting services to the Group. These services include the calculation of daily expense accruals and net asset value per share for the Funds. Mellon Trust receives fees for these fund accounting services, and certain out-of-pocket expenses are also reimbursed at actual cost.



The liability provisions of the Group's agreements with Treasury Plus, UMB and Mellon Trust are similar to those of the Investment Management Agreement discussed above. In addition, the Group has agreed to indemnify UMB and Mellon Trust against certain liabilities. The respective agreements may be terminated by either party on 90 days notice.


                             PORTFOLIO TRANSACTIONS

The Fund pays commissions to brokers in connection with the purchase and sale of equity securities, options and futures contracts. There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities involve commissions which are generally higher than those in the United States.

The Adviser places all orders for the purchase and sale of portfolio securities, options and futures contracts for the Fund and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser seeks the best execution available. In seeking the most favorable execution, the Adviser considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The Adviser periodically evaluates the performance of brokers used for the purchase and sale of portfolio securities to ensure that the Fund is obtaining best execution of these transactions. The Adviser has no "soft dollar" arrangement with any broker.

Some securities considered for investment by a Fund's portfolio may also be appropriate for other clients served by the Adviser. If a purchase or sale of securities consistent with the investment policies of the Fund is considered at or about the same time as a similar transaction for one or more other clients served by the Adviser, transactions in such securities will be allocated among the Fund and other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Board of Trustees.

The Adviser manages the Fund without regard generally to restrictions on portfolio turnover, except those imposed on its ability to engage in short-term trading by provisions of the federal tax laws (see "Taxation"). Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The higher the rate of portfolio turnover, the higher these transaction costs borne by the Fund generally will be. The turnover rate of the Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for a particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In calculating the rate of portfolio turnover, all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less, are excluded. Interest rate and currency swap, cap and floor transactions do not affect the calculation of portfolio turnover.


The Board of Trustees periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.

                            PURCHASES AND REDEMPTIONS

Certain managed account clients of the Adviser may purchase shares of the Fund. To avoid the imposition of duplicative fees, the Adviser may be required to make adjustments in the management fees charged separately by the Adviser to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Fund.

The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

The Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. The Fund reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder would incur transaction costs upon the disposition of the securities received in the distribution.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account for their then-current value (which will be promptly be paid to the investor) if at any time, due to shareholder redemptions, the shares in the Fund account do not have a value of at least $100,000. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least $100,000 before the redemption is processed. The Declaration of Trust also authorizes the Fund to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

                        VALUATION OF PORTFOLIO SECURITIES

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of 60 days or less are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the official closing price or the last sale price or, if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Foreign equity securities are valued based at the official closing price or the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price.


All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer's industry.



                                    TAXATION

The Fund intends to qualify annually and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Diversification Test"). The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly relating to investing in stocks or securities. To date, such regulations have not been issued.

In addition, no definitive guidance currently exists with respect to the classification of interest rate swaps and cross-currency swaps as securities or foreign currencies for purposes of certain of the tests described above. Accordingly, to avoid the possibility of disqualification as a regulated investment company, the Fund will limit its positions in swaps to transactions for the purpose of hedging against either interest rate or currency fluctuation risks, and will treat swaps as excluded assets for purposes of determining compliance with the Diversification Test.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from the prior eight years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders, if the Fund distributes to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any long-term capital losses) and 90% of its net exempt interest income each taxable year. The Fund intends to distribute to its shareholders substantially all of its investment company taxable income monthly and any net capital gains annually. Investment company taxable income or net capital gains not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (with adjustments) for the calendar year and foreign currency gains or losses for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, the Funds intend to make their distributions in accordance with the distribution requirements.

DISTRIBUTIONS


Dividends paid out of the Fund's investment company taxable income will generally be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

Dividends paid by the Fund generally are not expected to qualify for the deduction for dividends received by corporations or for the reduced tax rates applicable to "qualified dividend income" for individuals. Distributions of net capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

HEDGING TRANSACTIONS

Many of the options, futures contracts and forward contracts used by the Fund are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Fund, may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income or net capital gain for the taxable year in which such losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The qualifying income and diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts or forward contracts.

SALES OF SHARES

Upon disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed by "wash sale" rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

The Fund may be required to withhold for U.S. federal income taxes 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

FOREIGN INVESTMENTS

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund amortizes or accrues premiums or discounts, accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser intends to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use such amount (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified in writing within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year. Absent the Fund making the election to "pass through" the foreign source income and foreign taxes, none of the distributions may be treated as foreign source income for purposes of the foreign tax credit calculation.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Fund. With respect to such election, gains from the sale of securities will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the Federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

CERTAIN DEBT SECURITIES

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount issued after July 18, 1984 is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some of the debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having an acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income ratably over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

OTHER TAXES

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain Federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying Federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying Federal obligations. Moreover, for state income tax purposes, interest on some Federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on Federal National Mortgage Association Certificates and Government National Mortgage Association Certificates). The Fund will provide information annually to shareholders indicating the amount and percentage of the Fund's dividend distribution which is attributable to interest on Federal obligations, and will indicate to the extent possible from what types of Federal obligations such dividends are derived.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund. The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. Paul, Hastings, Janofsky & Walker LLP, counsel to the Group, has expressed no opinion in respect thereof.

                            DISTRIBUTION ARRANGEMENTS

DISTRIBUTOR

Payden & Rygel Distributors, 333 South Grand Avenue, Los Angeles, California 90071, acts as Distributor to the Group pursuant to a Distribution Agreement with the Group dated as of June 24, 1992, as amended. The Distributor has agreed to use its best efforts to effect sales of shares of the Fund, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Management Agreement described above. Pursuant to the Agreement, the Group has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

No compensation is payable by the Fund to the Distributor for its distribution services. The Distributor pays for the personnel involved in accepting orders for purchase and redemption of Fund shares, expenses incurred in connection with the printing of Prospectuses and Statements of Additional Information (other than those sent to existing shareholders), sales literature, advertising and other communications used in the public offering of shares of the Fund, and other expenses associated with performing services as distributor of the Fund's shares. The Fund pays the expenses of issuance, registration and transfer of its shares, including filing fees and legal fees.

                                FUND PERFORMANCE

The Fund may quote its performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's share price, yield and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

Performance information for the Fund may be compared to various unmanaged indices (such as the Lehman Brothers U.S. Treasury Inflation Notes Index) or indices prepared by Lipper Analytical Services and other entities or organizations which track the performance of investment companies or investment advisers. Comparisons may also be made to indices or data in publications such as The Bond Buyer, Forbes, Barron's, The Wall Street Journal, The New York Times, and Business Week. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance a Fund to other funds in appropriate categories over specific periods of time may also be quoted in advertising. Unmanaged indices generally do not reflect deductions for administrative and management costs and expenses. The Adviser may also report to shareholders or to the public in advertisements concerning the performance of the Adviser as adviser to clients other than the Fund, and on the comparative performance or standing of the Adviser in relation to other money managers. Such comparative information may be compiled or provided by independent rating services or other organizations.

Information regarding the Fund may also be included in newsletters or other general communications by the Adviser to advisory clients and potential clients. These publications principally contain information regarding market and economic trends and other general matters of interest to investors, such as: principles of investing which, among other things includes asset allocation, model portfolios, diversification, risk tolerance and goal setting, saving for college or other goals or charitable giving; long-term economic or market trends; historical studies of gold, other commodities, equities, fixed income securities and statistical market indices; new investment theories or techniques; economic and/or political trends in foreign countries and their impact on the United States; municipal bond market fundamentals and trends; corporate financing trends and other factors that may impact corporate debt; and housing trends and other economic factors that may impact mortgage rates and lending activity. In addition, the Adviser may quote financial or business publications and periodicals as they relate to fund management, investment philosophy and investment techniques. Materials may also include discussions regarding the Adviser's asset allocation services and other the Adviser funds, products and services.

Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills and the U.S. rate of inflation (based on the Consumer Price Index) and a combination of various capital markets. The Group may use the long-term performance of these capital markets in order to demonstrate general long-term risk-versus-reward investment scenarios or the value of a hypothetical investment in any of these capital markets. The performance of these capital markets is based on the returns of several different indices. Ibbotson calculates total returns in the same method as the Group. Performance comparisons could also include the value of a hypothetical investment in any of the capital markets.

If appropriate, the Group may compare the performance of the Fund or the performance of securities in which the Fund may invest to averages published by IBC USA (Publications, Inc.). These averages assume reinvestment of distributions.

YIELD CALCULATIONS

Yields for shares of the Fund used in advertising are computed by dividing the interest income of the class for a given 30-day or one month period, net of expenses allocable to the class, by the average number of shares of the class entitled to receive dividends during the period, dividing this figure by the class' net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For the Fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and converted to U.S. dollars either when they are actually converted or at the end of the period, whichever is earlier. Capital gains and losses are generally excluded from the calculation, as are gains and losses from currency exchange rate fluctuations.

The Fund may, from time to time, include the current yield or effective yield in advertisements or reports to shareholders or prospective investors. These performance figures are based on historical results calculated under uniform SEC formulas and are not intended to indicate future performance.

Yield refers to the income generated by an investment in the Fund over a seven-day period, expressed as an annual percentage rate. Effective yields are calculated similarly, but assume that the income earned from the Fund is reinvested in the Fund. Because of the effects of compounding, effective yields are slightly higher than yields.


Because yield accounting methods differ from the methods used for other accounting purposes, the Fund's yield may not equal its distribution rate or income reported in the Fund's financial statements. Yields and other performance information may be quoted numerically, or in a table, graph or similar illustration.

TOTAL RETURN CALCULATIONS

Total returns quoted in advertising with respect to shares of the Fund reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the net asset value per share over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would result from an average annual total return of 7.18%, which is the steady annual total return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns for its shares reflecting the simple change in value of an investment over a stated period of time. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income, capital (including capital gains and changes in share price) and currency returns in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information maybe quoted numerically, or in a table, graph or similar illustration.

                                OTHER INFORMATION

CAPITALIZATION


The Fund is a series of The Payden & Rygel Investment Group, an open-end management investment company organized as a Massachusetts business trust in January 1992 (initially called P&R Investment Trust). The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees has currently authorized nineteen series of shares: Plus Fund, Real Return Fund, Limited Maturity Fund, Short Bond Fund, U.S. Government Fund, GNMA Fund, Core Bond Fund, Opportunity Bond Fund, High Income Fund, Bunker Hill Money Market Fund, Tax Exempt Bond Fund, California Municipal Income Fund, Growth & Income Fund, Market Return Fund, U.S. Growth Leaders Fund, Small Cap Leaders Fund, Global Short Bond Fund, Global Fixed Income Fund, and Emerging Markets Bond Fund.

The Board of Trustees may establish additional funds (with different investment objectives and fundamental policies) and additional classes of shares at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Fund's shareholders. Shares do not have preemptive rights or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Group. The Board of Trustees may liquidate a Fund at any time without shareholder approval. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the assets of the Fund.

Expenses incurred by the Group in connection with its organization and the initial public offering are being reimbursed to the Adviser, subject to the expense limitation described in the Prospectus under "Management of the Funds -- Expense Guarantee", and amortized on a straight line basis over a period of five years. Expenses incurred in the organization of subsequently offered series of the Group will be charged to those series and will be amortized on a straight line basis over a period of not less than five years.

DECLARATION OF TRUST

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims liability of the shareholders of the Fund for acts or obligations of the Group, which are binding only on the assets and property of the Fund, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations and thus should be considered remote.

The Declaration of Trust provides further that no officer or Trustee of the Group will be personally liable for any obligations of the Group, nor will any officer or Trustee be personally liable to the Group or its shareholders except by reason of his own bad faith, willful misfeasance, gross negligence in the performance of his duties or reckless disregard of his obligations and duties. With these exceptions, the Declaration of Trust provides that a Trustee or officer of the Group is entitled to be indemnified against all liabilities and expenses, including reasonable accountants' and counsel fees, incurred by the Trustee or officer in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee or officer.

VOTING

Shareholders of the Fund and any other series of the Group will vote in the aggregate and not by series or class except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class of shares. Pursuant to Rule 18f-2 under the 1940 Act, the approval of an investment advisory agreement or any change in a fundamental policy would be acted upon separately by the series affected. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Group voting without regard to series or class.

MARKET PRICING ERRORS

The Board of Trustees has adopted Guidelines Concerning Correction of Market Pricing Errors which set forth the procedures used in handling market pricing errors and their impact on the Fund's net asset value ("NAV") and its shareholders. Depending on the size of the error, corrective action may involve a prospective correction of the NAV only, correction of any erroneous NAV and compensation to the Fund, or correction of any erroneous NAV, compensation to the Fund and reprocessing of individual shareholder transactions. Under the Guidelines exceptions to the policy may be granted as facts or circumstances warrant.

CUSTODIAN


Mellon Trust of New England, N.A. serves as Custodian for the assets of the Fund. The Custodian's address is One Boston Place, Boston, Massachusetts 02109. Under its Custodian Agreement with the Group, the Custodian has agreed among other things to maintain a separate account in the name of the Fund; hold and disburse portfolio securities and other assets on behalf of the Fund; collect and make disbursements of money on behalf of the Fund; and receive all income and other payments and distributions on account of each Fund's portfolio securities.

Pursuant to rules adopted under the 1940 Act, the Fund may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. The Board of Trustees has delegated to the Custodian the selection of foreign custodians and to the Adviser the selection of securities depositories. Selection of such foreign custodial institutions and securities depositories is made following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Funds; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and risks of nationalization or expropriation of Fund assets. No assurance can be given that the appraisal by the Custodian and the Adviser of the risks in connection with foreign custodial and securities depository arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Portfolio will not occur, and shareholders bear the risk of losses arising from these or other events.


PROXY VOTING POLICY AND PROCEDURES


Effective June 9, 2003, the Board of Trustees adopted the Group's "Proxy Voting Policy and Procedures." It is unlikely that the policy will be applied in the context of a fixed income fund such as the Fund. In any event, pursuant to the policy, the Board delegated the responsibility for voting proxies relating to portfolio securities held by the Fund to the Adviser as part of the Adviser's general investment management responsibilities, subject to the continuing oversight of the Board of Trustees. Under the policy, the Adviser shall present to the Board at least annually its policies, procedures and other guidelines for voting proxies, and at least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities of the Fund during the year. The delegation by the Board to the Adviser of the authority to vote proxies may be revoked by the Board, in whole or in part, at any time. Beginning August 31, 2004, information regarding how the Group voted proxies relating to portfolio securities of the Fund during the most recent 12-month period ended June 30 will available without charge, upon request, by calling the Group's toll-free telephone number, 1-866-673-8637, and on the SEC's website.



The Adviser's "Proxy Voting Policy" states that it expects to fulfill its fiduciary obligation to the Group by monitoring events concerning the issuer of the particular security at issue and then by voting the proxies in a manner that is consistent with the best interests of the Group and that does not subordinate the Group's interests to its own. With respect to several common issues that are presented, the Adviser's policy provides that, absent special client circumstances or specific client policies or instructions, the Adviser will vote as follows on the issues listed below:

      - Vote for stock option plans and other incentive compensation plans that give both senior management and other employees an opportunity to share in the success of the issuer.


      -     Vote for programs that permit an issuer to repurchase its own stock.

      - Vote for proposals that support board independence (e.g., declassification of directors, or requiring a majority of outside directors).

      - Vote against management proposals to make takeovers more difficult (e.g., "poison pill" provisions, or supermajority votes).

      -     Vote for management proposals on the retention of outside auditors.

      - Vote for management endorsed director candidates, absent any special circumstances.

With respect to the wide variety of social and corporate responsibility issues that are presented, the Adviser's general policy is to take a position in favor of responsible social policies that are designed to advance the economic value of the issuer. Further, the Adviser's policy provides that, except in rare instances, abstention is not an acceptable position and votes will be cast either for or against all issues presented. If unusual or controversial issues are presented that are not covered by the Adviser's general proxy voting policies, the Adviser's Proxy Voting Committee will determine the manner of voting the proxy in question.

From time to time, the Adviser may purchase for the Fund's portfolio securities that have been issued by another of its investment advisory clients. In that case, however, a conflict of interest may exist between the interests of the Fund and the interests of the Adviser. To ensure that proxy votes are voted in the Fund's best interest and unaffected by any conflict of interest that may exist, the Adviser will vote on a proxy question that presents a material conflict of interest between the interests of the Fund and the interests of the Adviser as follows. If one of the Adviser's general proxy voting policies described above applies to the proxy issue in question, the Adviser will vote the proxy in accordance with that policy. This assumes, of course, that the policy in question furthers the interests of the Fund and not of the Adviser. However, if the general proxy voting policy does not further the interests of the Fund, the Adviser will then seek specific instructions from the Fund.


INDEPENDENT AUDITORS

Deloitte & Touche LLP serves as the independent auditors for the Fund. Deloitte & Touche LLP provides audit and tax return preparation services to the Group. The independent auditors' address is Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

COUNSEL


Paul, Hastings, Janofsky & Walker LLP acts as counsel to the Group. Its address is 515 South Flower Street, Los Angeles, California 90071. Paul, Hastings, Janofsky & Walker LLP also acts as counsel to the Adviser and the Distributor.



Goodwin Procter LLP has passed upon validity of the shares of the Fund. Its address is Exchange Place, 53 State Street, Boston, Massachusetts 02109.


O'Melveny & Myers LLP serves as independent legal counsel to the Trustees who are not "interested persons" of the Group as defined in the 1940 Act. Its address is 400 South Hope Street, Los Angeles, CA 90071.

LICENSE AGREEMENT

The Adviser has entered into a non-exclusive License Agreement with the Group which permits the Group to use the name "Payden & Rygel". The Adviser has the right to require the Group to cease using the name at such time as the Adviser is no longer employed as investment manager to the Group.


REGISTRATION STATEMENT

This Statement of Additional Information and the Prospectus do not contain all the information included in the Group's registration statement filed with the Securities and Exchange Commission under the Securities Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                                 F O R M  N-1A

                            PART C: OTHER INFORMATION

Item 23.       Exhibits.

        (a.1)       Master Trust Agreement of Registrant (a).

        (a.2)       Certificate of Amendment of Master Trust Agreement (b).

        (a.3) Amendment No. 2 to the Master Trust Agreement dated September 16, 1993 (c).

        (a.4) Amendment No. 3 to the Master Trust Agreement dated December 13, 1993 (d).

        (a.5) Amendment No. 4 to the Master Trust Agreement dated March 17, 1994 (e).

        (a.6) Amendment No. 5 to the Master Trust Agreement dated as of August 31, 1994 (f).

        (a.7)       Amendment No. 6 to the Master Trust Agreement (g).

        (a.8)       Amendment No. 7 to the Master Trust Agreement (h).

        (a.9)       Amendment No. 8 to the Master Trust Agreement (i).

        (a.10)      Amendment No. 9 to the Master Trust Agreement (j).

        (a.11)      Amendment No. 10 to the Master Trust Agreement (k).

        (a.12)      Form of Amendment No. 11 to the Master Trust Agreement (k).

        (a.13)      Form of Amendment No. 12 to the Master Trust Agreement (l).

        (a.14)      Form of Amendment No. 13 to the Master Trust Agreement (m).

        (a.15)      Form of Amendment No. 14 to the Master Trust Agreement (u).

        (a.16)      Form of Amendment No. 15 to the Master Trust Agreement (u).

        (a.17)      Amendment No. 16 to the Master Trust Agreement (v).

        (a.18)      Form of Amendment No. 17 to the Master Trust Agreement (v).

        (a.19)      Amendment No. 18 to the Master Trust Agreement (y).

        (a.20)      Amendment No. 19 to the Master Trust Agreement (y).

        (a.21)      Amendment No. 20 to the Master Trust Agreement (z).

        (a.22)      Form of Amendment No. 21 to the Master Trust Agreement (aa).

        (a.23)      Form of Amendment No. 22 to the Master Trust Agreement (cc).

        (a.24)      Form of Amendment No. 23 to the Master Trust Agreement (cc).

        (a.25)      Form of Amendment No. 24 to the Master Trust Agreement (cc).

        (a.26)      Form of Amendment No. 25 to the Master Trust Agreement (dd).

        (a.27)      Form of Amendment No. 26 to the Master Trust Agreement (ee).


        (a.28)      Form of Amendment No. 27 to the Master Trust Agreement (ee).

        (a.29)      Form of Amendment No. 28 to the Master Trust Agreement (ff).

        (a.30)      Form of Amendment No. 29 to the Master Trust Agreement (ff).

        (a.31)      Form of Amendment No. 30 to the Master Trust Agreement (ff).

        (a.32)      Form of Amendment No. 31 to the Master Trust Agreement (gg).


        (a.33)      Form of Amendment No. 32 to the Master Trust Agreement.



        (a.34)      Form of Amendment No. 33 to the Master Trust Agreement.


        (b)         By-laws of Registrant (a).

        (c)         None.

        (d.1) Investment Management Agreement between Registrant and Payden & Rygel (n).

        (d.2) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of September 16, 1993, adding Tax-Exempt Bond Fund to the Agreement (n).

        (d.3) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated December 29, 1993, adding Short Bond, Intermediate Bond and Investment Quality Bond (previously Opportunity) Funds to the Agreement (n).

        (d.4) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of April 29, 1994, adding Limited Maturity Fund to the Agreement (e).

        (d.5) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of June 14, 1994 with respect to Class B shares (e).
        (d.6) Agreement between Registrant and Payden & Rygel dated June 14, 1994 with respect to voluntary expense limitations (g).
        (d.7) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding U.S. Treasury Fund and International Bond Fund (previously Global Opportunity Fund) to the Agreement (g).
        (d.8) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Market Return Fund to the Agreement (o).

        (d.9) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Growth & Income Fund to the Agreement (k).

        (d.10) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Global Short Bond Fund to the Agreement (l).

        (d.11) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Total Return Fund, International Equity Fund and Global Balanced Fund to the Agreement (m).
        (d.12) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the PRAAM Money Market Fund (now the Bunker Hill Money Market Fund) to the Agreement (u).

        (d.13) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the High Income Fund to the Agreement (v).
        (d.14) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Emerging Markets Bond Fund, EuroDirect Fund and California Municipal Income Fund to the Agreement (w).

        (d.15) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the U.S. Growth Leaders Fund and the European Aggressive Growth Fund to the Agreement (z).

        (d.16) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Low Duration Bond Fund to the Agreement (aa).

        (d.17) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the GNMA Fund to the Agreement (aa).

        (d.18) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Small Cap Leaders Fund to the Agreement (bb).


        (d.19) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Payden Real Return Fund to the Agreement (gg).



        (d.20) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Payden Plus Fund.


        (e.1) Distribution Agreement between Registrant and Payden & Rygel Distributors, Inc. (n).

        (e.2) Amendment to Distribution Agreement between Registrant and Payden & Rygel Distributors dated August 31, 1992 (p).

        (f)         None.

        (g) Form of Mutual Fund Custody and Services Agreement between Registrant and Boston Safe Deposit and Trust Company (ee).

        (h.1) Management and Administration Agreement between Registrant and Treasury Plus, Incorporated dated as of January 1, 1996
                    (o).

        (h.2) Amendment to Management and Administration Agreement between Registrant and Treasury Plus, Incorporated dated as of August 26, 1999 (bb).

        (h.3) Form of Accounting Services Agreement between Registrant and Boston Safe Deposit and Trust Company (ee).


        (h.4) Form of Transfer Agency Agreement between Registrant and UMB Fund Services, Inc. (gg).


        (h.5)       License Agreement between Registrant and Payden & Rygel (n).

        (i.1)       Opinion of Counsel (b).

        (i.2)       Opinion of Counsel, dated December 23, 1997 (v).

        (i.3)       Opinion of Counsel, dated December 30, 1998 (x).

        (i.4)       Form of Opinion of Counsel, dated April 15, 1999 (y).

        (i.5)       Form of Opinion of Counsel, dated July 19, 1999 (z).

        (i.6)       Form of Opinion of Counsel, dated July 28, 1999 (aa).

        (i.7)       Form of Opinion of Counsel, dated November 18, 1999 (bb).

        (i.8)       Form of Opinion of Counsel, dated February 14, 2000 (cc).


        (i.9)       Form of Opinion of Counsel, dated February 10, 2004.


        (i.10)      Form of Opinion of Counsel, dated July 9, 2004.

        (j)         Not applicable.

        (k)         Not applicable.

        (l)         Investment letter of Payden & Rygel (b).

        (m) The Payden & Rygel Investment Group Distribution Plan, adopted September 9, 1997 (u).

        (n)         Not applicable.

        (o) The Payden & Rygel Investment Group Multiple Class Plan, dated December 16, 1997 (v).

        (p.1) Code of Ethics of The Payden & Rygel Investment Group, revised June 10, 2003.


        (p.2)       Code of Ethics of Payden & Rygel, revised June 2, 2004.



        (p.3) Supplemental Code of Ethics of The Payden & Rygel Investment Group for Principal Officers and Senior Financial Officers
                    (gg).


        (q.1)       Powers of Attorney of Dennis Poulsen and J. Clayburn La
                    Force (r).

        (q.2)       Power of Attorney of Stender E. Sweeney (r).

        (q.3)       Power of Attorney of Thomas McKernan, Jr. (s).

        (q.4)       Power of Attorney of W.D. Hilton, Jr. (f).

        (q.5)       Power of Attorney of Gerald S. Levey, M.D. (dd).
---------------------
(a) Filed as an exhibit to the Registration Statement on April 2, 1992 and incorporated herein by reference.

(b) Filed as an exhibit to the Pre-Effective Amendment No. 2 to the Registration Statement on July 28, 1992 and incorporated herein by reference.

(c) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registration Statement and incorporated herein by reference.

(d) Filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement on January 24, 1994 and incorporated herein by reference.

(e) Filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement on June 30, 1994 and incorporated herein by reference.

(f) Filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement on October 17, 1994 and incorporated herein by reference.

(g) Filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement on January 12, 1995 and incorporated herein by reference.

(h) Filed as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement on July 6, 1995 and incorporated herein by reference.

(i) Filed as an exhibit to Post-Effective Amendment No. 17 to the Registration Statement on October 5, 1995 and incorporated herein by reference.

(j) Filed as an exhibit to Post-Effective Amendment No. 21 to the Registration Statement on February 7, 1996 and incorporated herein by reference.

(k) Filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement on May 29, 1996 and incorporated herein by reference.

(l) Filed as an exhibit to Post-Effective Amendment No. 25 to the Registration Statement on July 3, 1996 and incorporated herein by reference.

(m) Filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement on September 23, 1996 and incorporated herein by reference.

(n) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on July 1, 1994 and incorporated herein by reference.

(o) Filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement on September 11, 1995 and incorporated herein by reference.

(p) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registration Statement on February 17, 1993 and incorporated herein by reference.

(q) Filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement on December 20, 1996 and incorporated herein by reference.

(r) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on June 19, 1992 and incorporated herein by reference.

(s) Filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement on March 1, 1994 and incorporated herein by reference.

(t) Filed as an exhibit to Post-Effective Amendment No. 29 to the Registration Statement on April 17, 1997 and incorporated herein by reference.

(u) Filed as an exhibit to Post-Effective Amendment No. 31 to the Registration Statement on September 24, 1997 and incorporated herein by reference.

(v) Filed as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement on December 29, 1997 and incorporated herein by reference.

(w) Filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on October 19, 1998 and incorporated herein by reference.

(x) Filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement on December 31, 1998 and incorporated herein by reference.

(y) Filed as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement on April 15, 1999 and incorporated herein by reference.

(z) Filed as an exhibit to Post-Effective Amendment No. 38 to the Registration Statement on July 21, 1999 and incorporated herein by reference.

(aa) Filed as an exhibit to Post-Effective Amendment No. 39 to the Registration Statement on July 29, 1999 and incorporated herein by reference.

(bb) Filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on November 19, 1999.

(cc) Filed as an exhibit to Post-Effective Amendment No. 41 to the Registration Statement on February 15, 2000.

(dd) Filed as an exhibit to Post-Effective Amendment No. 43 to the Registration Statement on March 1, 2001.

(ee) Filed as an exhibit to Post-Effective Amendment No. 44 to the Registration Statement on February 28, 2002.

(ff) Filed as an exhibit to Post-Effective Amendment No. 45 to the Registration Statement on January 31, 2003.


(gg) Filed an exhibit to Post Effective Amendment No. 46 to the Registration Statement on February 11, 2004.


Item 24.    Persons Controlled by or Under Common Control with Registrant.

Not applicable

Item 25.    Indemnification.

        Section 6.4 of Article VI of Registrant's Master Trust Agreement, filed herewith as Exhibit a.1, provides for the indemnification of Registrant's trustees and officers against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

        Section 7 of Registrant's Investment Management Agreement, filed herewith as Exhibit d.1, provides for the indemnification of Registrant's Adviser against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of Registrant's Distribution Agreement, filed herewith as Exhibit e.1, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

        Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser.

            During the two fiscal years ended December 31, 2003, Payden & Rygel has engaged principally in the business of providing investment services to institutional clients. During such period, the other substantial businesses, professions, vocations or employments of the directors and officers of Payden & Rygel have been as set forth below. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

Name and Principal
Business Address                    Office                                   Other Employment
-------------------                 ------                                   ----------------
Joan A. Payden                      President, CEO and
                                    Director

Robin Creswell                      Managing Principal                       Managing Director
                                    and Director                             Payden & Rygel Global Ltd.

Edward S. Garlock                   Managing Principal
                                    and Director

Asha B. Joshi                       Managing Principal
                                    and Director

Brian W. Matthews                   Managing Principal,
                                    Chief Financial Officer and Director

Christopher N. Orndorff             Managing Principal
                                    and Director

James P. Sarni                      Managing Principal
                                    and Director

Mary Beth Syal                      Managing Principal
                                    and Director

Scott J. Weiner                     Managing Principal
                                    and Director

Laura K. Zimmerman                  Managing Principal
                                    and Director

Item 27.    Principal Underwriters.

        (a) In addition to the Registrant, Payden & Rygel Distributors, Inc. acts as principal underwriter, depositor or investment adviser to the Metzler/Payden Investment Group.

        (b) Information is furnished below with respect to the officers and directors of Payden & Rygel Distributors, Inc. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.


                                      Positions and
                                      Offices with                         Positions and
Name and Principal                    Principal                            Offices with
Business Address                      Underwriter                          Registrant
------------------                    -----------------------              -----------------------------
Joan A. Payden                        Chairman, President,                 Trustee, Chairman
                                      Chief Executive Officer              of the Board and
                                      and Director                         Chief Executive Officer

Christopher N. Orndorff               Chief Financial Officer              Trustee

Gregory P. Brown                      Vice President and Director          None

Yot Chattrabhuti                      Vice President                       Vice President

Richard L. Cowan                      Vice President                       None

Bradley F. Hersh                      Vice President and Controller        Vice President and
                                                                           Treasurer

Sandra L. Clark                       Assistant Vice President and         None
                                      Assistant Secretary

Edward S. Garlock                     Secretary                            Secretary

        (c) Not applicable.

Item 28. Location of Accounts and Records.

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained either at the offices of the Registrant (333 South Grand Avenue, Los

Angeles, California 90071); its adviser, Payden & Rygel (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071); its Administrator, Treasury Plus, Inc. (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071); its Fund Accountant, Mellon Trust of New England, N.A. (135 Santilli Highway, Everett, Massachusetts 02149); its Transfer Agent, UMB Fund Services, Inc. (803 West Michigan Street, Milwaukee, Wisconsin 53233); or its Custodian, Mellon Trust of New England, N.A. (One Boston Place, Boston, Massachusetts 02108).


Item 29. Management Services.

        Not Applicable.

Item 30. Undertakings.

        Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 30th day of June, 2004. The undersigned hereby certifies that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(a)(2) under the 1933 Act.


                                          THE PAYDEN & RYGEL INVESTMENT GROUP

                                          By   /s/ Joan A. Payden
                                             -----------------------------------
                                                   Joan A. Payden
                                                   Chairman

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Joan A. Payden                     Trustee and Principal
-----------------------------          Executive Officer              June 30, 2004
Joan A. Payden


J. Clayburn La Force*                  Trustee                        June 30, 2004
-----------------------------
J. Clayburn La Force


Gerald S. Levey*                       Trustee                        June 30, 2004
-----------------------------
Gerald S. Levey, M.D.


Dennis C. Poulsen*                     Trustee                        June 30, 2004
-----------------------------
Dennis C. Poulsen


Thomas McKernan, Jr.*                  Trustee                        June 30, 2004
-----------------------------
Thomas McKernan, Jr.


Stender E. Sweeney*                    Trustee                        June 30, 2004
-----------------------------
Stender E. Sweeney


W.D. Hilton, Jr.*                      Trustee                        June 30, 2004
-----------------------------
W.D. Hilton, Jr.


/s/ Christopher N. Orndorff            Trustee                        June 30, 2004
-----------------------------
Christopher N. Orndorff


/s/ Mary Beth Syal                     Trustee                        June 30, 2004
-----------------------------
Mary Beth Syal

/s/ Brian W. Matthews                  Principal Financial            June 30, 2004
-----------------------------          and Accounting Officer
Brian W. Matthews


*/s/ Joan A. Payden
-----------------------------
By: Joan A. Payden
    Attorney-In-Fact

                                  EXHIBIT INDEX
                       THE PAYDEN & RYGEL INVESTMENT GROUP
                        FORM N-1A REGISTRATION STATEMENT
                         Post-Effective Amendment No. 48



      Exhibit No.                    Title of Exhibit
      -----------                    ----------------
       (a.33)         Form of Amendment No. 32 to the Master Trust Agreement.
       (a.34)         Form of Amendment No. 33 to the Master Trust Agreement.
       (d.20)         Form of Amendment to Investment Management Agreement
                      between Registrant and Payden & Rygel adding the Payden
                      Plus Fund.
       (i.9)          Form of Opinion of Counsel, dated February 10, 2004.
       (i.10)         Form of Opinion of Counsel, dated July 9, 2004.
       (p.1)          Code of Ethics of the Payden & Rygel Investment Group,
                      revised June 10, 2003.
       (p.2)          Code of Ethics of Payden & Rygel, revised June 2, 2004.